                                                       Registration No. 33-44789

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM S-6


                         POST-EFFECTIVE AMENDMENT NO 13


 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT
                        INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2


                              -------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                              (EXACT NAME OF TRUST)


                              -------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)


                               PATRICIA R. HATLER
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



                              -------------------
This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and the Financial Statement.


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on September 20, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Modified Single Premium Variable Life Insurance Policies


Approximate date of proposed offering: Continuously on and after September 20, 2000


[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                          CAPTION IN PROSPECTUS
 1...........................................................................Nationwide Life Insurance Company
                                                                             The Variable Account
 2...........................................................................Nationwide Life Insurance Company
 3...........................................................................Custodian of Assets
 4...........................................................................Distribution of The Policies
 5...........................................................................The Variable Account
 6...........................................................................Not Applicable
 7...........................................................................Not Applicable
 8...........................................................................Not Applicable
 9...........................................................................Legal Proceedings
10...........................................................................Information About The Policies; How
                                                                             The Cash Value Varies; Right to
                                                                             Exchange for a Fixed Benefit Policy;
                                                                             Reinstatement; Other Policy
                                                                             Provisions
11...........................................................................Investments of The Variable Account
12...........................................................................The Variable Account
13...........................................................................Policy Charges
                                                                             Reinstatement
14...........................................................................Underwriting and Issuance - Premium Payments
                                                                             Minimum Requirements for Issuance
                                                                             of a Policy
15...........................................................................Investments of the Variable Account;
                                                                             Premium Payments
16...........................................................................Underwriting and Issuance -
                                                                             Allocation of Cash Value
17...........................................................................Surrendering The Policy for Cash
18...........................................................................Reinvestment
19...........................................................................Not Applicable
20...........................................................................Not Applicable
21...........................................................................Policy Loans
22...........................................................................Not Applicable
23...........................................................................Not Applicable
24...........................................................................Not Applicable
25...........................................................................Nationwide Life Insurance Company
26...........................................................................Not Applicable
27...........................................................................Nationwide Life Insurance Company
28...........................................................................Company Management
29...........................................................................Company Management
30...........................................................................Not Applicable
31...........................................................................Not Applicable
32...........................................................................Not Applicable
33...........................................................................Not Applicable
34...........................................................................Not Applicable
35...........................................................................Nationwide Life Insurance Company
36...........................................................................Not Applicable
37...........................................................................Not Applicable
38...........................................................................Distribution of The Policies
39...........................................................................Distribution of The Policies
40...........................................................................Not Applicable
41(a)........................................................................Distribution of The Policies
42...........................................................................Not Applicable

N-8B-2 ITEM                                                                          CAPTION IN PROSPECTUS
43...........................................................................Not Applicable
44...........................................................................How The Cash Value Varies
45...........................................................................Not Applicable
46...........................................................................How The Cash Value Varies
47...........................................................................Not Applicable
48...........................................................................Custodian of Assets
49...........................................................................Not Applicable
50...........................................................................Not Applicable
51...........................................................................Summary of The Policies; Information
                                                                             About The Policies
52...........................................................................Substitution of Securities
53...........................................................................Taxation of The Company
54...........................................................................Not Applicable
55...........................................................................Not Applicable
56...........................................................................Not Applicable
57...........................................................................Not Applicable
58...........................................................................Not Applicable
59...........................................................................Financial Statements

                     SUPPLEMENT DATED SEPTEMBER 20, 2000, TO

                        PROSPECTUS DATED MAY 1, 2000, FOR

                        MODIFIED SINGLE PREMIUM VARIABLE

                             LIFE INSURANCE POLICIES
                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VLI SEPARATE ACCOUNT - 3


THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. AN APPLICATION HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") FOR AN ORDER PERMITTING THE SUBSTITUTION OF SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN A ("EXISTING FUNDS") OF THE FOLLOWING TABLE WITH SHARES OF THE UNDERLYING MUTUAL FUNDS IN COLUMN B ("REPLACEMENT FUNDS"). UNTIL AN ORDER IS GRANTED BY THE SEC, BOTH INVESTMENT OPTIONS WILL BE AVAILABLE TO ALL CONTRACT OWNERS AS UNDERLYING MUTUAL FUND OPTIONS. IF AN ORDER IS GRANTED, INFORMATION WILL BE SENT TO ALL CONTRACT OWNERS REGARDING THE "EXCHANGE DATE" ON WHICH THE EXISTING FUNDS WILL BE ELIMINATED AS INVESTMENT OPTIONS AND SUBSTITUTED WITH THE REPLACEMENT FUNDS.

                      Column A                                              Column B
                    Existing Fund                                       Replacement Fund
Strong Variable Insurance Funds, Inc. - Strong         Strong Opportunity Fund II, Inc.
Discovery Fund II, Inc.

2. THE "SURRENDER (REDEMPTION)" PROVISION ON PAGE 16 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

     Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

3. "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 44 OF YOUR PROSPECTUS IS AMENDED TO READ:

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
     Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

         BALANCED PORTFOLIO
         Investment Objective: Capital growth and reasonable current income without undue risk to principal. The portfolio pursues these goals by allocating it assets between stocks - primarily those of mid-capitalization companies - and short-term fixed-income securities from U.S. government and corporate issuers.

         GROWTH PORTFOLIO
         Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in the common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

         GUARDIAN PORTFOLIO
         Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

         LIMITED MATURITY BOND PORTFOLIO
         Investment Objective: The highest available current income consistent with liquidity and low risk to principal; total return is a secondary objective. The portfolio pursues these goals by investing mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

         PARTNERS PORTFOLIO
         Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

4. EFFECTIVE SEPTEMBER 25, 2000: MERGER OF VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO INTO THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO.

     Effective September 25, pursuant to shareholder vote, all shares of Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio were exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. Any assets invested in Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio at the close of business on September 22, 2000 will be exchanged for shares of The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio. The value of the shares received in the exchange equals the value of the shares held in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio as of the close of business on September 22, 2000. This exchange of shares will not otherwise affect any contract rights. Contract owners are free to reallocate assets located in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio pursuant to the terms of the contract.

     Following the exchange, contract owners who had assets in the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will have assets in The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio and the Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio will be terminated in accordance with Delaware state law.

5. EFFECTIVE SEPTEMBER 25, 2000, ALL REFERENCES IN YOUR PROSPECTUS TO VAN KAMPEN LIFE INVESTMENT TRUST - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO ARE DELETED AND PAGE 1 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND:
         THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
           -  U.S. Real Estate Portfolio

6. EFFECTIVE SEPTEMBER 25, 2000, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE ON PAGE 8 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                                       Underlying Mutual Fund Annual Expenses

                 (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
                                                                                             Total Underlying
                                                          Management         Other     12b-1    Mutual Fund
                                                             Fees          Expenses     Fees     Expenses
               The Universal Institutional Funds, Inc.       0.75%           0.35%      0.00%       1.10%
               -- U. S. Real Estate Portfolio

     The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

     Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                           Underlying Mutual Fund Annual Expenses

                  (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, BEFORE EXPENSE REIMBURSEMENT)
                                                                                             Total Underlying
                                                          Management         Other     12b-1    Mutual Fund
                                                             Fees          Expenses     Fees     Expenses
               The Universal Institutional Funds, Inc.      0.80%           0.35%       0.00%       1.15%
               -- U. S. Real Estate Portfolio

7. EFFECTIVE SEPTEMBER 25, 2000, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" ON PAGE 44 OF YOUR PROSPECTUS IS AMENDED TO READ:

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
         U. S. REAL ESTATE PORTFOLIO

         Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

                        NATIONWIDE LIFE INSURANCE COMPANY

            Modified Single Premium Variable Life Insurance Policies
 Issued by Nationwide Life Insurance Company through its Nationwide VLI Separate
                                    Account-3

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE POLICIES:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS

-        American Century VP Advantage
-        American Century VP Balanced
-        American Century VP Income & Growth
-        American Century VP International
-        American Century VP Value

DREYFUS
-        Dreyfus Stock Index Fund, Inc
-        The Dreyfus Socially Responsible Growth Fund, Inc.

DREYFUS VARIABLE INVESTMENT FUND
-        Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-        VIP Equity-Income Portfolio
-        VIP Growth Portfolio
-        VIP High Income Portfolio*
-        VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
-        VIP II Asset Manager Portfolio
-        VIP II Contrafund(R) Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST:
-        Capital Appreciation Fund
-        Government Bond Fund
-        Money Market Fund
-        Total Return Fund
-        Nationwide Small Cap Value Fund (subadvisers: The Dreyfus Corporation)
-        Nationwide Small Company Fund
         (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
-        AMT Balanced Portfolio
-        AMT Growth Portfolio
-        AMT Guardian Portfolio
-        AMT Limited Maturity Bond Portfolio
-        AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
-        Oppenheimer Bond Fund/VA
-        Oppenheimer Global Securities Fund/VA
-        Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST
-        Worldwide Bond Fund
-        Worldwide Emerging Markets Fund
-        Worldwide Hard Assets Fund

VAN KAMPEN LIFE INVESTMENT TRUST
-        Morgan Stanley Real Estate Securities Portfolio

WARBURG PINCUS TRUST
-        Small Company Growth Portfolio

*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    -     American Century VP Capital Appreciation

STRONG VARIABLE INSURANCE FUNDS, INC.
    -     Strong Discovery Fund II, Inc.
    -     International Stock Fund II*

WARBURG PINCUS TRUST
    -     International Equity Portfolio
    -     Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust
          - Post-Venture Capital Portfolio)

In Texas the policies are titled, "Flexible Premium Variable Life Insurance Policies."

For general information or to obtain FREE copies of the:
    -     Statement of Additional Information;
    - prospectus, annual report or semi-annual report for any underlying mutual fund; or
    -     required Nationwide forms,

call:
                  1-800-547-7548
             TDD  1-800-238-3035

or write:

             NATIONWIDE LIFE INSURANCE COMPANY
             P.O. BOX 182150
             COLUMBUS, OHIO 43218-2150

Material incorporated by reference to this prospectus can be found on the SEC website at:
                                                www.sec.gov

THIS POLICY IS NOT:
    -     A BANK DEPOSIT;
    -     ENDORSED BY A BANK OR GOVERNMENT AGENCY;
    -     FEDERALLY INSURED; OR
    -     AVAILABLE IN EVERY STATE.

The life insurance policies offered by this prospectus are modified single premium variable life insurance policies. They provide life insurance coverage on the insured named in the policy. For policies issued in New York under a group contract, references through out this prospectus to "policy(ies)" will mean "certificate(s)" and "policy owner(s)" will mean "certificate owner(s)." A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.

No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-3 or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit will never be less than the specified amount stated on the policy data page for as long as the policy is in force.

The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

It may be disadvantageous for policy owners to:

     - replace existing insurance policies with the policy described in this prospectus;

     - purchase a policy to obtain additional insurance protection if another variable life insurance policy is owned; or

     - take policy loans or withdrawals from the policy prior to attaining age 59 1/2(see "Tax Matters").

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

GUIDELINE SINGLE PREMIUM- The single premium required to mature the policy under guaranteed mortality and expense charges with an interest rate of 6%.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

MATURITY DATE- The policy anniversary on or next following the insured's 95th birthday.

NATIONWIDE- Nationwide Life Insurance Company.

SPECIFIED AMOUNT- The dollar amount used to determine the death benefit under a policy.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-3, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS..........................

SUMMARY OF POLICY EXPENSES.........................

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES......................................

SYNOPSIS OF THE POLICIES...........................

NATIONWIDE LIFE INSURANCE COMPANY..................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION...................................

INVESTING IN THE POLICY............................
     The Variable Account and Underlying
         Mutual Funds
     Changes of Investment Policy
     Voting Rights
     Material Conflicts
     The Fixed Account

INFORMATION ABOUT THE POLICIES.....................
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing

POLICY CHARGES.....................................
     Sales Load
     Premium Expense Charge
     Surrender Charges
     Increases in Specified Amount
     Decreases in Specified Amount
     Reductions to Surrender Charges
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges

SURRENDERING THE POLICY FOR CASH...................
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Preferred Partial Surrenders
     Reduction of the Specified Amount
     Income Tax Withholding

VARIATION IN CASH VALUE............................
     Error in Age or Sex

POLICY PROVISIONS..................................
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY............................
     Allocation of Net Premium and Cash Value
     How the Investment Experience is
         Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE....................................

POLICY LOANS.......................................
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.........................................

POLICY OWNER SERVICES..............................
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION..........................
     Calculations of the Death Benefit
     Changes in the Death Benefit
     Proceeds Payable on Death
     Incontestability
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS....................................

GRACE PERIOD.......................................
     Reinstatement

TAX MATTERS........................................
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS...............................

STATE REGULATION...................................

REPORTS TO POLICY OWNERS...........................

ADVERTISING........................................

LEGAL PROCEEDINGS..................................

EXPERTS............................................

REGISTRATION STATEMENTS............................

DISTRIBUTION OF THE POLICIES.......................

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE....................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS.

APPENDIX B: ILLUSTRATIONS OF WHEN
     ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED.....

APPENDIX C: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND
     DEATH BENEFITS................................

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, tax expenses, providing life insurance protection and assuming the mortality and expense risks.

No deductions are made from premium payments - 100% of each premium payment is applied to cash value.

Nationwide deducts the following charges from the cash value of the policy:
    -     Monthly Cost of Insurance
    -     Annual Administrative Charge(1)
    -     Surrender Charge(2).

(1) The amount of the Annual Administrative Charge is determined by the amount of total net premium payments (see "Annual Administrative Charge"). The current guaranteed maximum charges are:
    -     $135 ($120 in New York) for premiums less than $25,000; and
    -     $75 for net premiums of $25,000+.

(2) Surrender charges will not exceed 8.5% of the total premiums paid (see "Surrender Charges").

Nationwide deducts the following charges from the assets of the variable account:

     -    Mortality and expense risk charge(3)

     -    Administrative expense charge(4)

     -    Premium expense charge(5).



Annually, these charges are equal to:

                    POLICY      POLICY
                    YEARS        YEARS
                      1-10        11+

       CURRENT       1.30%       1.00%
     GUARANTEED
       MAXIMUM       1.60%       1.30%

(3) The mortality and expense risk charge is equal to an annual effective rate of 0.75%. It is guaranteed not to exceed 0.90% (see "Mortality and Expense Risk Charge").

(4) The administrative expense charge is equal to an annual effective rate of 0.25%. It is guaranteed not to exceed 0.40% (see "Administrative Expense Charge").

(5) The premium expense charge is deducted during the first ten policy years and is equivalent to an annual effective rate of 0.30% (see "Premium Expense Charge").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                                   UNDERLYING MUTUAL FUND ANNUAL EXPENSES
            (as a percentage of underlying mutual fund net assets, after expense reimbursement)

                                                          MANAGEMENT FEES     OTHER     12b-1 FEES    TOTAL MUTUAL
                                                                             EXPENSES                FUND EXPENSES
American Century Variable Portfolios, Inc.-American            1.00%          0.00%        0.00%         1.00%
Century VP Advantage
American Century Variable Portfolios, Inc.-American            0.90%          0.00%        0.00%         0.90%
Century VP Balanced
American Century Variable Portfolios, Inc.-American            1.00%          0.00%        0.00%         1.00%
Century VP Capital Appreciation
American Century Variable Products, Inc.-American              0.70%          0.00%        0.00%         0.70%
Century VP Income & Growth
American Century Variable Portfolios, Inc.-American            1.34%          0.00%        0.00%         1.34%
Century VP International
American Century Variable Portfolios, Inc.-American            1.00%          0.00%        0.00%         1.00%
Century VP Value
The Dreyfus Socially Responsible Growth Fund                   0.75%          0.04%        0.00%         0.79%
Dreyfus Stock Index Fund, Inc.                                 0.25%          0.01%        0.00%         0.26%
Dreyfus Variable Investment Fund- Growth & Income              0.75%          0.04%        0.00%         0.79%
Portfolio.
Fidelity VIP Equity-Income Portfolio                           0.48%          0.08%        0.00%         0.56%
Fidelity VIP Growth Portfolio                                  0.58%          0.07%        0.00%         0.65%
Fidelity VIP High Income Portfolio                             0.58%          0.11%        0.00%         0.69%
Fidelity VIP Overseas Portfolio                                0.73%          0.14%        0.00%         0.87%
Fidelity VIP II Asset Manager Portfolio                        0.53%          0.09%        0.00%         0.62%
Fidelity VIP II Contrafund(R) Portfolio                        0.58%          0.07%        0.00%         0.65%
Neuberger Berman AMT-Balanced Portfolio                        0.85%          0.17%        0.00%         1.02%
Neuberger Berman AMT-Growth Portfolio                          0.84%          0.08%        0.00%         0.92%
Neuberger Berman AMT-Guardian Portfolio                        0.85%          0.15%        0.00%         1.00%
Neuberger Berman AMT-Limited Maturity Bond Portfolio           0.65%          0.11%        0.00%         0.76%
Neuberger Berman AMT-Partners Portfolio                        0.80%          0.07%        0.00%         0.87%
NSAT-Capital Appreciation Fund                                 0.60%          0.14%        0.00%         0.74%
NSAT-Government Bond Fund                                      0.50%          0.15%        0.00%         0.65%
NSAT-Money Market Fund                                         0.39%          0.15%        0.00%         0.54%
NSAT-Nationwide Small Cap Value Fund                           0.90%          0.15%        0.00%         1.05%
NSAT-Nationwide Small Company Fund                             0.98%          0.17%        0.00%         1.15%
NSAT-Total Return Fund                                         0.58%          0.14%        0.00%         0.72%
Oppenheimer Variable Account Funds - Oppenheimer - Bond        0.72%          0.01%        0.00%         0.73%
Fund/VA
Oppenheimer Variable Account Funds - Oppenheimer -Global       0.67%          0.02%        0.00%         0.69%
Securities Fund/VA

                             UNDERLYING MUTUAL FUND ANNUAL EXPENSES (CONTINUED)
                                                          MANAGEMENT FEES    OTHER     12b-1 FEES    TOTAL MUTUAL
                                                                            EXPENSES                FUND EXPENSES
Oppenheimer Variable Account Funds - Oppenheimer -             0.72%         0.01%        0.00%          0.73%
Multiple Strategies Fund/VA
Strong Opportunity Fund II, Inc.                               1.00%         0.14%        0.00%          1.14%
Strong Variable Insurance Funds, Inc. - Discovery Fund         1.00%         0.14%        0.00%          1.14%
II, Inc.
Strong Variable Insurance Funds, Inc. - International          1.00%         0.16%        0.00%          1.16%
Stock Fund II
Van Eck Worldwide Insurance Trust-Worldwide Bond Fund          1.00%         0.22%        0.00%          1.22%
Van Eck Worldwide Insurance Trust-Worldwide Emerging           1.00%         0.34%        0.00%          1.34%
Markets Fund
Van Eck Worldwide Insurance Trust-Worldwide Hard Assets        1.00%         0.26%        0.00%          1.26%
Fund
Van Kampen Life Investment Trust - Morgan Stanley Real         0.97%         0.13%        0.00%          1.10%
Estate Securities Portfolio
Warburg Pincus Trust-International Equity Portfolio            1.00%         0.32%        0.00%          1.32%
Warburg Pincus Trust - Global Post-Venture Capital             1.07%         0.33%        0.00%          1.40%
Portfolio (formerly, Warburg Pincus Trust - Post-Venture
Capital Portfolio)
Warburg Pincus Trust-Small Company Growth Portfolio            0.90%         0.24%        0.00%          1.14%

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                      Management        Other        12b-1       Total Mutual Fund
                                                         Fees         Expenses       Fees            Expenses
Fidelity VIP Equity Income Portfolio                     0.48%          0.09%        0.00%            0.57%
Fidelity VIP Growth Portfolio                            0.58%          0.08%        0.00%            0.66%
Fidelity VIP Overseas Portfolio                          0.73%          0.18%        0.00%            0.91%
Fidelity VIP II Asset Manager Portfolio                  0.53%          0.10%        0.00%            0.63%
Fidelity VIP II Contrafund(R) Portfolio                  0.58%          0.09%        0.00%            0.67%
NSAT - Nationwide Small Cap Value Fund                   0.90%          0.37%        0.00%            1.27%
Van Eck Worldwide Insurance Trust - Worldwide Hard       1.00%          0.26%        0.00%            1.26%
Assets Fund
Van Eck Worldwide Insurance Trust - Worldwide            1.00%          0.54%        0.00%            1.54%
Emerging Markets Fund
Warburg Pincus Trust- Global Post-Venture Capital        1.25%          0.33%        0.00%            1.58%
Portfolio (formerly, Warburg Pincus Trust -
Post-Venture Capital Portfolio)

SYNOPSIS OF THE POLICIES

The policies offered by this prospectus provide for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges.

PREMIUMS

The minimum initial premium for which a policy may be issued is $10,000 for issue ages 75 or younger and $50,000 for issue ages 76 through 80.

Additional premium payments of at least $1,000 are permitted any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy. Availability varies by state (see "Riders").

Riders currently include:

- Maturity Extension Endorsement;
- Spouse Rider;
- Child Rider;
- Waiver of Monthly Deductions Rider;
- Accidental Death Benefit Rider;
- Base Insured Term Rider;
- Accelerated Death Benefit Rider;
- Change of Insured Rider; and
- Guaranteed Minimum Death Benefit Rider.

POLICY CANCELLATION

Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law (see "Right to Revoke").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"),

Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-3 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on August 8, 1984, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible before the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

1. shares of a current underlying mutual fund option are no longer available for investment; or

2.   further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premiums will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

The guaranteed rate for any premiums will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 4.0% per year.

Any interest in excess of 4.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 4.0% for any given year.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR ISSUANCE OF A POLICY


This policy provides life insurance coverage on the insured. Minimum requirements for policy issuance include:

     -    the insured must be age 80 or younger;

     - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     - minimum initial premium of $10,000 for issue ages 75 and younger, and $50,000 for issue ages 76 through 80.

Premium Payments

Each premium payment must be at least $10,000 for issue ages 75 and younger or $50,000 for issue ages 76-80. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

The specified amount is determined by treating the initial premium as equal to 100% of the Guideline Single Premium.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk;

     -    additional premium payments must be $1,000 (except in Virginia);

     - premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded; and

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

PRICING
Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

    -     New Year's Day                -     Independence Day
    -     Martin Luther King, Jr. Day   -     Labor Day
    -     Presidents' Day               -     Thanksgiving
    -     Good Friday                   -     Christmas
    -     Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

No deduction is made from premium payments - 100% of each premium payment is applied to the cash value.

MONTHLY COST OF INSURANCE

The Cost of Insurance Charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the policy's cash value. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.

Current cost of insurance charges will not exceed the cost based on the guaranteed cost of insurance rate and the policy's net amount at risk. Guaranteed cost of insurance rates for standard simplified issues are based on the 1980 Commissioner's Extended Term Mortality Table, Age Last Birthday (1980
CET). Guaranteed cost of insurance rates for standard preferred issues are based on the 1980 Commissioner's Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for substandard issues are based on appropriate percentage multiples of the 1980 CSO.

These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For policies issued in Texas, guaranteed cost of insurance rates for standard simplified issues ("Special Class-Simplified" in Texas) are based on 130% of the 1980 CSO.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "simplified issue" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a simplified issue basis, actual rates for healthy individuals will be higher than the current cost of insurance rates being charged under otherwise identical policies that are issued on a preferred basis.

ANNUAL ADMINISTRATIVE CHARGE

Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. It is charged proportionately to the cash values in each sub-account and the fixed account. The annual charge is determined by the total net premium payments (premium payments less any previous partial surrenders):

                                       GUARANTEED
                      CURRENT           MAXIMUM
   TOTAL NET       ADMINISTRATIVE    ADMINISTRATIVE
    PREMIUMS           CHARGE            CHARGE
$10,000 but             $90*             $135*
less than
$25,000

$25,000                 $50               $75

*For policies issued in New York, the current charge is $65 and the guaranteed maximum is $120.

SURRENDER CHARGES

Nationwide incurs certain expenses related to the sale of the policies. These expenses include commissions paid to sales personnel, the cost of sales literature and other promotional activity. Nationwide deducts a surrender charge to cover these expenses. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from the mortality and expense risk charge.

The initial premium payment and any subsequent premium payment resulting in an increased net amount at risk will incur surrender charges upon surrender. The charge is less than or equal to 8.5% of that premium payment, as set forth in the following chart:


  COMPLETED YEAR(S)      CHARGES ON SURRENDER AS A
  SINCE THE PAYMENT      PERCENTAGE OF THE PAYMENT

          0                         8.5%
          1                         8.5%
          2                         8.0%
          3                         8.0%
          4                         7.5%
          5                         7.0%
          6                         6.0%
          7                         5.0%
          8                         4.0%
          9                         0.0%

Surrender charges apply for nine years after the effective date of each premium payment. Certain surrenders may result in adverse tax consequences.

The surrender charge deducted upon surrender will never exceed 8.5% of the total premiums paid. Surrender charges may be eliminated for policies are issued to an officer, director, former director, partner, employee, or retired employee of Nationwide; or an employee of NISC, the general distributor, or an employee of an affiliate of Nationwide or NISC; or a duly appointed representative of Nationwide who receives no commission as a result of the purchase.

Surrender charges are eliminated only when Nationwide does not incur sales or administrative expenses normally incurred on the sale of a policy. In no event will reduction of the surrender charge be permitted if a reduction would be unfairly discriminatory to any person.

Nationwide deducts the following charges from the assets of the variable account:

    -     mortality and expense risk charge;
    -     administrative expense charge; and
    -     premium expense charge.

Annually, these charges are equal to:

                     POLICY      POLICY
                   YEARS 1-10   YEARS 11+

    CURRENT          1.30%        1.00%
   GUARANTEED
    MAXIMUM          1.60%        1.30%

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risk for guaranteeing the mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the morality and expense risk charge from the variable account on a daily basis. This charge is equivalent to an annual effective rate of 0.75% of the average net assets of the variable account. This charge is guaranteed not to exceed 0.90%. Policy owners receive quarterly and annual statements, advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

ADMINISTRATIVE EXPENSE CHARGE

Nationwide deducts a daily administrative expense charge from the assets of the sub-accounts. This charge reimburses Nationwide for certain actual expenses related to issuance and maintenance of the policies including underwriting, record keeping, accounting and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently this charge is equivalent to an annual effective rate of 0.25%. This charge is guaranteed not to exceed 0.40%.

TAX EXPENSE CHARGE

During the first ten policy years, Nationwide takes a daily charge to compensate for certain administrative expenses that on an aggregate basis are incurred by Nationwide. These expenses include premium taxes, or other taxes, imposed by various state and local jurisdictions, and federal taxes imposed by Section 848 of the Internal Revenue Code. This daily charge includes a state, a local, and federal component equivalent to an annual effective rate of 0.30% of the assets of the variable account. This charge is deducted from the account in the same proportion that both the value of the fixed account and the values of each sub-account have in relation to the total account value. Nationwide does not expect to make a profit from this daily tax charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. Nationwide may require the policy owner's signature to be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation. In some cases, Nationwide may require additional documentation of a customary nature.

Cash Surrender Value

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

Partial Surrenders

After the policy has been in force for five years, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     1) the minimum partial surrender in any policy year is limited to 10% of total premium payments;

     2) after a partial surrender, the cash surrender value is greater than $10,000; and

     3) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Under Death Benefit Option 1, the specified amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of cash value. In that case, a partial surrender will decrease the specified amount by the amount the partial surrender exceeds the difference between the death benefit and specified amount. Partial surrenders are first deducted from the values in the sub-accounts, then from the fixed account if there are insufficient amounts in the sub-accounts.

Surrenders charges are waived for partial surrenders that satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the affected benefits will be adjusted to reflect the correct age and sex.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured and names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and recorded at Nationwide's home office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was recorded.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     1.   the request must be applied for in writing;

     2.   satisfactory evidence of insurability must be provided;

     3.   the increase must be for a minimum of $10,000;

     4. the rate class, rate class multiple, and rate type for the increase must be identical to those on the policy date; and

     5. Nationwide reserves the right to limit the number of increases to one per policy year.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application.

The specified amount cannot be decreased if the decrease would result in the policy failing to meet the definition of life insurance under Section 7702 of the Internal Revenue Code.

RIDERS

A rider may be added as an addition to the policy. Rider availability varies by state.

MATURITY EXTENSION ENDORSEMENT: This rider provides the ability to extend the maturity date of the policy until the date of the insured's death. Upon election of this rider, several restrictions impact the policy owner's ability to make certain policy changes, Nationwide automatically will make several policy changes to reduce its risk, and no further premium payments will be accepted.

SPOUSE RIDER: This rider provides a level amount of term insurance on the spouse of the primary insured. This rider may be added after issue of the base policy. The Spouse Rider minimum face amount is $25,000 and the maximum face amount is $500,000.

CHILD RIDER: This rider provides term insurance on each insured child and may be added after issue of the base policy. The minimum amount of coverage is $3,000 and the maximum is $25,000. Eligible application ages are 15 days up to and including age 17.

WAIVER OF MONTHLY DEDUCTIONS RIDER: This rider is available to insureds age 15-59 and provides for the waiver of total policy monthly deductions by Nationwide upon delivery of sufficient documentation of the primary insured's disability. Benefit duration under this rider is limited based on the age at which disability occurs and the duration of the disability.

ACCIDENTAL DEATH BENEFIT RIDER: This rider provides a death benefit payable in addition to the face amount of the base policy. The Accidental Death Benefit Rider may be added after issue of the base policy. The minimum face amount is $1,000 and the maximum face amount for this rider is $200,000. This rider is available to insureds age 5-65.

BASE INSURED TERM RIDER: This rider provides term insurance on the base insured age 18-70. This rider is a non-commisionable supplement to the base policy and may be added after issue of the base policy. Level or automatically decreasing death benefits may be chosen by the policy owner.

ACCELERATED DEATH BENEFIT RIDER: This rider allows for up to 50% of the policy's net amount at risk to be paid to the policy owner if the insured is diagnosed with a terminal illness resulting in a life expectancy of 12 months or less.

CHANGE OF INSURED RIDER: The named insured on the policy may be exchanged for a new insured, subject to approval. The rider requires a written application and satisfactory evidence of insurability. After the exchange, the cost of insurance charges will be based on the new insured's age and risk class.

GUARANTEED MINIMUM DEATH BENEFIT RIDER: This rider permits the purchase of an extension in the duration of guaranteed death benefit and must be added prior to issue of the base policy.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, than converted into accumulation units. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to sub-accounts on the application will be allocated to the NSAT-Money Market Fund during the period that a policy owner can cancel the policy, unless specific state require premiums to be allocated to the fixed account. At the expiration of this cancellation period, these premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).

The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period. The number of accumulation units will not change as a result of investment experience.

NET INVESTMENT FACTOR

Net investment factor is determined by dividing (a) by (b) and subtracting (c) from the result where:

(a)    is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the "ex-dividend" date occurs during the current valuation period);

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period; and

(c) is a factor representing the daily mortality and expense risk charge, administration expense charge and premium tax charge. This factor is equal to an annual rate of 1.30% of the daily net assets of the variable account for the first ten policy years and 1.00% thereafter.

The net investment factor allows for the monthly reinvestment of daily dividends for underlying mutual fund options that credit dividends on a daily basis.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares because of the deduction for mortality and expense risk charge, administrative expense charge and premium tax charge.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which Nationwide periodically declares. The annual effective rate will never be less than

4% (for a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans"). Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer 100% of allocations without penalty or adjustment subject to the following conditions:

- Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year;

- transfers made to the fixed account may not be made in the first policy year;

- Nationwide reserves the right to restrict transfers from the fixed account to 25% of the cash value attributable to the fixed account; and

- Nationwide reserves the right to restrict transfers to the fixed account to 25% of cash value.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and Nationwide will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

     - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

     -    10 days after receiving the policy;

     -    45 days after signing the application; or

     -    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.

Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. This right varies by state.

POLICY LOANS
TAKING A POLICY LOAN

The policy owner may take a policy loan at any time after the first policy year using the policy as security. During the first year, maximum policy indebtedness is limited to 50% of the cash surrender value, less interest due on the next policy anniversary. After the first year, maximum policy indebtedness is limited to 90% of the cash surrender value, less interest due on the next policy anniversary.

Maximum policy indebtedness in Texas is limited to 90% of the cash surrender value in the variable account sub-accounts and 100% of the cash surrender value in the fixed account, less interest due on the next policy anniversary.

Nationwide will not grant a loan for an amount less than $1,000 ($500 in New York and $200 in Connecticut). Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.

Any request for a policy loan must be in written form. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchanges, or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

Currently, policy loans are credited with an annual effective rate of 5.0%. Nationwide guarantees the rate will never be lower than 4%. Nationwide may change the current interest crediting rate on policy loans at any time at its sole discretion. The loan interest rate is 6% per year for all policy loans.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to a variable account or the fixed account on each policy anniversary, at the time a new loan is requested or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness plus accrued interest exceeds the cash value less any surrender charges, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 years.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $1,000 ($50 in New York and Connecticut). Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and recorded at Nationwide's home office. Prior to being recorded, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted for recording, nor is Nationwide responsible for the sufficiency or validity of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being recorded.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.

Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account and Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, Neuberger Berman AMT Limited Maturity Bond Portfolio, and the NSAT Money Market Fund.

Transfers from the fixed account must be equal to 1/30th of the fixed account value at the time the program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT

The policy owner may choose one of two death benefit options.

OPTION 1: The death benefit will be the greater of the specified amount or the applicable percentage of cash value. The amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations.

OPTION 2: The death benefit will be the greater of the specified amount plus the cash value, or the applicable percentage of cash value and will vary directly with investment performance.

The monthly cost of insurance for Option 1 will always be less than or equal to the monthly cost of insurance for the same amount under Option 2.

The term "applicable percentage" means:

     1. 250% when the insured is attained age 40 or less at the beginning of a policy year; and

     2. when the insured is above attained age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."


                                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE
           ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF     ATTAINED     PERCENTAGE OF
             AGE         CASH VALUE         AGE         CASH VALUE         AGE        CASH VALUE
             0-40            250%            60             130%            80            105%
              41             243%            61             128%            81            105%
              42             236%            62             126%            82            105%
              43             229%            63             124%            83            105%
              44             222%            64             122%            84            105%

              45             215%            65             120%            85            105%
              46             209%            66             119%            86            105%
              47             203%            67             118%            87            105%
              48             197%            68             117%            88            105%
              49             191%            69             116%            89            105%
              50             185%            70             115%            90            105%
              51             178%            71             113%            91            104%
              52             171%            72             111%            92            103%
              53             164%            73             109%            93            102%
              54             157%            74             107%            94            101%

              55             150%            75             105%            95            100%
              56             146%            76             105%
              57             142%            77             105%
              58             138%            78             105%
              59             134%            79             105%

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to

Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide. If the change is from Option 1 to Option 2, the specified amount will be decreased by the amount of the cash value. Nationwide may require evidence of insurability for a change from Option 1 to Option 2. If the change is from Option 2 to Option 1, the specified amount will be increased by the amount of the cash value.

A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the current maximum premium limitations under
Section 7702 of the Internal Revenue Code.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on representations in any written application after the policy has been in force during the insured's lifetime for 2 years from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any unpaid loan. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 95th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a modified single premium life insurance policy offered by Nationwide on the policy date. If not available, the new policy may be a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD
If the cash surrender value is insufficient to pay monthly policy charges or policy loan interest, a grace period of 61 days is allowed for payment. Nationwide will notify the policy owner of the amount needed to keep the policy in force. If this amount is not received by Nationwide within 61 days of the notice, the policy will lapse without value. If the insured dies during the grace period, Nationwide will pay the death proceeds.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     2.   providing evidence of insurability satisfactory to Nationwide;

     3. paying sufficient premium to cover all policy charges that were due and upaid during the grace period;

     4. paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement; and

     5. paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the appropriate surrender charge.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums. The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled, or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

Even though exchanges under Section 1035 of the Internal Revenue Code qualify as material changes, certain exchange of pre-June 22, 1988 policies may retain their non-modified endowment status. Therefore, the policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the

Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no Taxpayer Identification Number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2000, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Treasury Department, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisers regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual Taxpayer Identification Number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual Taxpayer Identification Number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes, Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no Taxpayer Identification Number, or an incorrect Taxpayer Identification Number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advise, and should not take the place of your independent legal, tax and/or financial adviser.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES

The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"). NISC was organized as an Oklahoma Corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:

    -     Nationwide Variable Account;
    -     Nationwide Variable Account-II;
    -     Nationwide Variable Account-5;
    -     Nationwide Variable Account-6;
    -     Nationwide Variable Account-8;
    -     Nationwide Variable Account-9;
    -     Nationwide Variable Account-10;
    -     Nationwide Variable Account-11;
    -     Nationwide Multi-Flex Variable Account;
    -     Nationwide VA Separate Account-A;
    -     Nationwide VA Separate Account-B;
    -     Nationwide VA Separate Account-C;
    -     Nationwide VLI Separate Account-2;
    -     Nationwide VLI Separate Account-3;
    -     Nationwide VLI Separate Account-4;
    -     Nationwide VLI Separate Account-5;
    -     Nationwide VL Separate Account-A;
    -     Nationwide VL Separate Account-B;
    -     Nationwide VL Separate Account-C;
    -     Nationwide VL Separate Account-D;
    -     NACo Variable Account;
    -     Nationwide DC Variable Account; and
    -     Nationwide DCVA-II.

Gross first year commissions paid by Nationwide on the sale of these policies plus fees for marketing service provided by the general distributor are not more than 7.50% of the premiums paid.

                           NISC DIRECTORS AND OFFICERS

 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                                  Chairman of the Board and
 One Nationwide Plaza                                                       Director
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Dimon R. McFerson                                                Chairman and Chief Executive
 One Nationwide Plaza                                                 Officer and Director
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert A. Oakley                                                  Executive Vice President -
 One Nationwide Plaza                                               Chief Financial Officer
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert J. Woodard                                                 Executive Vice President -
 One Nationwide Plaza                                               Chief Investment Officer
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Glenn W. Soden                                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------

                                             NISC DIRECTORS AND OFFICERS
 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.

Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:

    -     Nationwide Variable Account,
    -     Nationwide Variable Account-II,
    -     Nationwide Variable Account-3,
    -     Nationwide Variable Account-4,
    -     Nationwide Variable Account-5,
    -     Nationwide Variable Account-6,
    -     Nationwide Fidelity Advisor Variable Account,
    -     Nationwide Variable Account-8
    -     Nationwide Variable Account-9,
    -     Nationwide Variable Account-10,
    -     Nationwide Variable Account-11
    -     MFS Variable Account,
    -     Nationwide Multi-Flex Variable Account,
    -     Nationwide VLI Separate Account,
    -     Nationwide VLI Separate Account-2,
    -     Nationwide VLI Separate Account-3,
    -     Nationwide VLI Separate Account-4,
    -     Nationwide VLI Separate Account-5,
    -     NACo Variable Account,
    -     Nationwide DC Variable Account and
    -     Nationwide DCVA-II.

Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.

Company Management

Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.

Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company.

Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by NISC, a registered broker-dealer affiliated with the Nationwide group of companies.

DIRECTORS OF NATIONWIDE
------------------------------------- --------------------------- ----------------------------------------------------
     DIRECTORS OF THE DEPOSITOR
    NAME AND PRINCIPAL BUSINESS          POSITIONS AND OFFICES    PRINCIPAL OCCUPATION
             ADDRESS                        WITH DEPOSITOR
------------------------------------- --------------------------- ----------------------------------------------------
Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
------------------------------------- --------------------------- ----------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
------------------------------------- --------------------------- ----------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
------------------------------------- --------------------------- ----------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411
------------------------------------- --------------------------- ----------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258
------------------------------------- --------------------------- ----------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691
------------------------------------- --------------------------- ----------------------------------------------------
Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (2)
------------------------------------- --------------------------- ----------------------------------------------------
Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director
------------------------------------- --------------------------- ----------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025
------------------------------------- --------------------------- ----------------------------------------------------
Yvonne L. Montgomery                           Director           Senior Vice President and General Manager, Public
Xerox Corporation                                                 Sector Worldwide/Document Solutions Group
Suite 200                                                         Xerox Corporation (2)
1401 H Street NW
Washington, DC 20007
------------------------------------- --------------------------- ----------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
------------------------------------- --------------------------- ----------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026
------------------------------------- --------------------------- ----------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618
------------------------------------- --------------------------- ----------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
------------------------------------- --------------------------- ----------------------------------------------------

------------------------------------- --------------------------- ----------------------------------------------------
     DIRECTORS OF THE DEPOSITOR
    NAME AND PRINCIPAL BUSINESS          POSITIONS AND OFFICES    PRINCIPAL OCCUPATION
             ADDRESS                        WITH DEPOSITOR
------------------------------------- --------------------------- ----------------------------------------------------
Nancy C. Thomas                                Director           Co-owner Thomas Farms (2)
1767D Westwood Avenue
Alliance, OH 44601
------------------------------------- --------------------------- ----------------------------------------------------

     (1)  Principal occupation for last 5 years.
     (2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of NISC, a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Richard D. Headley                                Executive Vice President - Chief  Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Charles A. Bryan                                  Senior Vice President - Chief Actuary - Property and Casualty
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Senior Vice President - Corporate Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

EXECUTIVE OFFICERS OF NATIONWIDE

-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS               OFFICES OF THE DEPOSITOR
-------------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                            Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David R. Jahn                                     Senior Vice President - Commercial Insurance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Chief Human Resources Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark D. Phelan                                    Senior Vice President - Technology Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Claims and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


DIMON R. MCFERSON has been a Director since April 1988 and Chairman and Chief Executive Officer since April 1996. He was elected Chief Executive Officer in December 1992, and President and Chief Executive Officer in December 1993. He was President and General Manager of Nationwide Mutual Insurance Company from April 1988 to April 1991; President and Chief Operating Officer of Nationwide Mutual Insurance Company from April 1991 to December 1992; and President and Chief Executive Officer of Nationwide Mutual Insurance Company from December 1992 to April 1996. Mr. McFerson has been with Nationwide for 20 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President -

Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 33 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 30 years.

CHARLES A. BRYAN has been a Senior Vice President - Chief Actuary - Property and Casualty since 1998. Prior to joining Nationwide, Mr. Bryan was president, Chief Operating Officer of Direct Response Corporation from 1996 to 1998. Prior to that time, Mr. Bryan was a partner with Ernst & Young.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 2 years.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since August 1999. He was Vice President-Controller from August 1996 to August 1999. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 11 years.



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

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.

WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998. Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 31 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Multi Channel and Sponsor Relations since August 1999. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, has held numerous positions within the Nationwide group of companies. Mr. Hollingsworth has been with Nationwide for 25 years.

DAVID R. JAHN has been Senior Vice President - Commercial Insurance since March 1998. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within the Nationwide group of companies. Mr. Jahn has been with Nationwide for 28 years.

DONNA A. JAMES has been Senior Vice President - Chief Human Resources Officer since May 1999. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO for


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

Nationwide. Previously Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 18 years.

RICHARD D. HEADLEY has been Executive Vice President - Chief Information Technology Officer since May 1999. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation. Mr. Headly has been with Nationwide for 2 years.

RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 35 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

YVONNE L. MONTGOMERY has been a Director of Nationwide since April, 1998. Ms. Montgomery is senior vice president/general manager - Public Sector Worldwide/Document Solutions Group for Xerox Corporation. A resident of Washington, DC, Ms. Montgomery is in charge of providing an integrated, industry-focused portfolio of document solutions and services to the public sector worldwide. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president-field operations and executive assistant to the chairman and CEO.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 24 years.

RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.

JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology Services since 1998. His previous management experience includes five years (1977-1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as director of AT&T's Consumer Communications Services Group and he was subsequently promoted to sales vice president for the Eastern Region of the Business Communications Services Division. In 1992, he became executive vice president-sales and marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims and Financial Services since 1999. Previously, he was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 13 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.



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

NANCY C. THOMAS has been a Director of Nationwide since 1986. Mrs. Thomas is a board member of Farm Credit Services' 4th District and serves on the advisory board of Walsh University in North Canton, OH. She is a past president and former director of the Ohio Agricultural Marketing Association and served on the boards of the Ohio Farm Bureau Federation and Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark, and as the Midwest regional representative on the American Farm Bureau women's committee.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 23 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 25 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 35 years.


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

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS American Century Variable Portfolios, Inc. (formerly "TCI Portfolios, Inc.") was organized as a Maryland corporation in 1987. It is a diversified, open-end management company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American CenturySM Family of Investments, American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP ADVANTAGE
     Investment Objective: Current income and capital growth. The Fund will seek to achieve its objective by investing in three types of securities. The Fund's investment manager intends to invest approximately: (1) 20% of the Fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e. cash or cash equivalents; (2) 40% of the Fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (3) 40% of the Fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP BALANCED
     Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP CAPITAL APPRECIATION
     Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

     The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a



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

     record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

     (Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc., refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Policy Owners will receive cash from the Company.)

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
The Dreyfus Socially Responsible Growth Fund is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.
Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. Mellon Equity Associates serves as the Fund's index fund manager. As of May 1, 1994, Dreyfus Life and Annuity Index Fund began doing business as Dreyfus Stock Index Fund.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     GROWTH AND INCOME PORTFOLIO
     Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is VIP's manager.

     VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO
     Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO
     Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:

     - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities; and

     - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO
     Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March

21, 1988. VIP II shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the manager of VIP II.

     VIP II ASSET MANAGER PORTFOLIO
     Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     VIP II CONTRAFUND(R) PORTFOLIO
     Investment Objective: To seek capital appreciation by investing primarily in companies that the fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective:  Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser:  The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management and Strong Capital Management, Inc.
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     AMT BALANCED PORTFOLIO
     Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. The Balanced Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities

     AMT GROWTH PORTFOLIO
     Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger & Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT LIMITED MATURITY BOND PORTFOLIO
     Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

     AMT PARTNERS PORTFOLIO
     Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-ended, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment advisor.

     OPPENHEIMER BOND FUND/VA
     Investment Objective: Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     OPPENHEIMER MULTIPLE STRATEGIES FUND/VA
     Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY STRONG SPECIAL FUND II, INC.)
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company, commonly referred to as a Mutual Fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

     DISCOVERY FUND II, INC.
     Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

     INTERNATIONAL STOCK FUND II
     Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

     WORLDWIDE BOND FUND
     Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The Fund does not invest in junk bonds.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, asuch as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
The Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC.

     INTERNATIONAL EQUITY PORTFOLIO
     Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, WARBURG PINCUS TRUST - POST-VENTURE CAPITAL PORTFOLIO) Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as a part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

     SMALL COMPANY GROWTH PORTFOLIO
     Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

APPPENDIX B: WHEN ADDITIONAL PREMIUM PAYMENTS ARE PERMITTED

Example 1: A male non-tobacco, age 35, purchases a policy with an initial premium of $25,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $179,733. In the 12th and subsequent policy years, annual premiums of $2,177 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

Example 2: A male non-tobacco, age 55, purchases a policy with an initial premium of $100,000 and selects Death Benefit Option 1. The initial premium is treated as 100% of the Guideline Single Premium which results in a specified amount of $306,283. In the 11th and subsequent policy years, annual premiums of $9,591 may be paid without violating the premium limitations prescribed by the Internal Revenue Service to qualify the policy as a life insurance contract. Additional premiums which increase the specified amount may be made at any time, subject to the $1,000 minimum. Nationwide reserves the right to require satisfactory evidence of insurability with any premium payment which increases the net amount at risk. In addition, premium payments may be made at any time if they are required to continue the policy in force.

APPENDIX C: ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES, AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy debt, no additional premium payments are made, no cash values are allocated to the fixed account, and their are no changes in the specified amount or death benefit option.

The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the daily charges made against the assets of the sub-accounts for assuming mortality and expense risks, recovering premium taxes and providing for administrative expenses. On a current basis, these charges are equivalent to an annual effective rate of 1.30% in the first 10 policy years and 1.00% thereafter. On a guaranteed basis, these charges are equivalent to a maximum annual effective rate of 1.60% in the first 10 policy years and 1.30% thereafter. In addition, the net investment returns also reflect the deduction of underlying mutual fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses after expense reimburement, for the preceding year for all mutual fund options available under the policy as of December 31, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursements and fee waivers, the annual effective rate would have been 0.94%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements and fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.

Taking account of the current charges for mortality and expense risks, recovering premium taxes and providing for administrative and underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.20%, 3.80% and 9.80%, respectively, in policy years one through ten, and -1.90%, 4.10% and 10.10% thereafter. Taking account of guaranteed charges, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -2.50%, 3.50% and 9.50%, respectively, in policy years one through ten, and -2.20%, 3.80% and 9.80% thereafter.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated. Death Benefit Option 1 has been assumed in all the illustrations.

In addition, the illustrations reflect the fact that Nationwide deducts an annual administrative charge at the beginning of each policy year after the first. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                    NEW YORK
                                 CURRENT VALUES

                    0% HYPOTHETICAL            6% HYPOTHETICAL              12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN    GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

           PREMIUMS
           PAID PLUS            CASH                          CASH                                  CASH
   POLICY  INTEREST   CASH      SURR     DEATH     CASH       SURR     DEATH     CASH      SURR     DEATH
     YEAR   AT 5%     VALUE    VALUE    BENEFIT    VALUE      VALUE   BENEFIT    VALUE     VALUE    BENEFIT
      1    10,500     9,648     8,798    43,190    10,231     9,381    43,190    10,815     9,965    43,190
      2    11,025     9,227     8,377    43,190    10,394     9,544    43,190    11,630    10,780    43,190
      3    11,576     8,803     8,003    43,190    10,553     9,753    43,190    12,516    11,716    43,190
      4    12,155     8,372     7,572    43,190    10,705     9,905    43,190    13,480    12,680    43,190
      5    12,763     7,935     7,185    43,190    10,851    10,101    43,190    14,529    13,779    43,190
      6    13,401     7,489     6,789    43,190    10,988    10,288    43,190    15,671    14,971    43,190
      7    14,071     7,032     6,432    43,190    11,113    10,513    43,190    16,916    16,316    43,190
      8    14,775     6,560     6,060    43,190    11,225    10,725    43,190    18,272    17,772    43,190
      9    15,513     6,069     5,669    43,190    11,319    10,919    43,190    19,751    19,351    43,190
     10    16,289     5,557     5,557    43,190    11,392    11,392    43,190    21,366    21,366    43,190
     11    17,103     5,035     5,035    43,190    11,475    11,475    43,190    23,201    23,201    43,190
     12    17,959     4,490     4,490    43,190    11,538    11,538    43,190    25,222    25,222    43,190
     13    18,856     3,919     3,919    43,190    11,580    11,580    43,190    27,452    27,452    43,190
     14    19,799     3,321     3,321    43,190    11,596    11,596    43,190    29,917    29,917    43,190
     15    20,789     2,690     2,690    43,190    11,584    11,584    43,190    32,646    32,646    43,746
     16    21,829     2,023     2,023    43,190    11,539    11,539    43,190    35,659    35,659    46,357
     17    22,920     1,314     1,314    43,190    11,456    11,456    43,190    38,958    38,958    49,866
     18    24,066       557       557    43,190    11,329    11,329    43,190    42,567    42,567    53,634
     19    25,270       (*)       (*)       (*)    11,150    11,150    43,190    46,516    46,516    57,680
     20    26,533       (*)       (*)       (*)    10,912    10,912    43,190    50,841    50,841    62,026
     21    27,860       (*)       (*)       (*)    10,609    10,609    43,190    55,577    55,577    66,693
     22    29,253       (*)       (*)       (*)    10,207    10,207    43,190    60,747    60,747    72,289
     23    30,715       (*)       (*)       (*)     9,693     9,693    43,190    66,389    66,389    78,339
     24    32,251       (*)       (*)       (*)     9,046     9,046    43,190    72,545    72,545    84,878
     25    33,864       (*)       (*)       (*)     8,243     8,243    43,190    79,262    79,262    91,944
     26    35,557       (*)       (*)       (*)     7,251     7,251    43,190    86,588    86,588    99,576
     27    37,335       (*)       (*)       (*)     6,029     6,029    43,190    94,613    94,613   106,912
     28    39,201       (*)       (*)       (*)     4,521     4,521    43,190   103,414   103,414   114,790
     29    41,161       (*)       (*)       (*)     2,661     2,661    43,190   113,085   113,085   123,263
     30    43,219       (*)       (*)       (*)       370       370    43,190   123,736   123,736   132,398

Assumptions:
(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.
The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $43,190 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                    NEW YORK
                                GUARANTEED VALUES

                    0% HYPOTHETICAL            6% HYPOTHETICAL              12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN    GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

           PREMIUMS
           PAID PLUS            CASH                          CASH                                  CASH
   POLICY  INTEREST   CASH      SURR     DEATH     CASH       SURR     DEATH     CASH      SURR     DEATH
     YEAR   AT 5%     VALUE    VALUE    BENEFIT    VALUE      VALUE   BENEFIT    VALUE     VALUE    BENEFIT
      1    10,500     9,607     8,757    43,190    10,188     9,338    43,190    10,770     9,920    43,190
      2    11,025     9,091     8,241    43,190    10,247     9,397    43,190    11,472    10,622    43,190
      3    11,576     8,573     7,773    43,190    10,295     9,495    43,190    12,229    11,429    43,190
      4    12,155     8,050     7,250    43,190    10,330     9,530    43,190    13,046    12,246    43,190
      5    12,763     7,520     6,770    43,190    10,351     9,601    43,190    13,930    13,180    43,190
      6    13,401     6,981     6,281    43,190    10,355     9,655    43,190    14,885    14,185    43,190
      7    14,071     6,429     5,829    43,190    10,338     9,738    43,190    15,917    15,317    43,190
      8    14,775     5,861     5,361    43,190    10,297     9,797    43,190    17,033    16,533    43,190
      9    15,513     5,273     4,873    43,190    10,226     9,826    43,190    18,240    17,840    43,190
     10    16,289     4,659     4,659    43,190    10,122    10,122    43,190    19,547    19,547    43,190
     11    17,103     4,028     4,028    43,190    10,009    10,009    43,190    21,028    21,028    43,190
     12    17,959     3,360     3,360    43,190     9,853     9,853    43,190    22,642    22,642    43,190
     13    18,856     2,653     2,653    43,190     9,650     9,650    43,190    24,408    24,408    43,190
     14    19,799     1,899     1,899    43,190     9,390     9,390    43,190    26,343    26,343    43,190
     15    20,789     1,089     1,089    43,190     9,066     9,066    43,190    28,469    28,469    43,190
     16    21,829       216       216    43,190     8,667     8,667    43,190    30,813    30,813    43,190
     17    22,920       (*)       (*)       (*)     8,181     8,181    43,190    33,404    33,404    43,190
     18    24,066       (*)       (*)       (*)     7,590     7,590    43,190    36,263    36,263    45,692
     19    25,270       (*)       (*)       (*)     6,876     6,876    43,190    39,380    39,380    48,831
     20    26,533       (*)       (*)       (*)     6,017     6,017    43,190    42,770    42,770    52,180
     21    27,860       (*)       (*)       (*)     4,988     4,988    43,190    46,462    46,462    55,754
     22    29,253       (*)       (*)       (*)     3,762     3,762    43,190    50,467    50,467    60,056
     23    30,715       (*)       (*)       (*)     2,307     2,307    43,190    54,814    54,814    64,680
     24    32,251       (*)       (*)       (*)       582       582    43,190    59,530    59,530    69,650
     25    33,864       (*)       (*)       (*)       (*)       (*)       (*)    64,645    64,645    74,988
     26    35,557       (*)       (*)       (*)       (*)       (*)       (*)    70,193    70,193    80,722
     27    37,335       (*)       (*)       (*)       (*)       (*)       (*)    76,248    76,248    86,161
     28    39,201       (*)       (*)       (*)       (*)       (*)       (*)    82,870    82,870    91,985
     29    41,161       (*)       (*)       (*)       (*)       (*)       (*)    90,128    90,128    98,240
     30    43,219       (*)       (*)       (*)       (*)       (*)       (*)    98,112    98,112   104,979

Assumptions:
(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                  NON-NEW YORK
                                 CURRENT VALUES

                    0% HYPOTHETICAL            6% HYPOTHETICAL              12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN    GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

           PREMIUMS
           PAID PLUS            CASH                          CASH                                  CASH
   POLICY  INTEREST   CASH      SURR     DEATH     CASH       SURR     DEATH     CASH      SURR     DEATH
     YEAR   AT 5%     VALUE    VALUE    BENEFIT    VALUE      VALUE   BENEFIT    VALUE     VALUE    BENEFIT
      1    10,500     9,662     8,812    41,661    10,246     9,396    41,661    10,831     9,981    41,661
      2    11,025     9,233     8,383    41,661    10,400     9,550    41,661    11,636    10,786    41,661
      3    11,576     8,801     8,001    41,661    10,550     9,750    41,661    12,513    11,713    41,661
      4    12,155     8,367     7,567    41,661    10,697     9,897    41,661    13,469    12,669    41,661
      5    12,763     7,928     7,178    41,661    10,838    10,088    41,661    14,510    13,760    41,661
      6    13,401     7,482     6,782    41,661    10,973    10,273    41,661    15,646    14,946    41,661
      7    14,071     7,028     6,428    41,661    11,098    10,498    41,661    16,885    16,285    41,661
      8    14,775     6,564     6,064    41,661    11,213    10,713    41,661    18,238    17,738    41,661
      9    15,513     6,085     5,685    41,661    11,314    10,914    41,661    19,715    19,315    41,661
     10    16,289     5,589     5,589    41,661    11,399    11,399    41,661    21,330    21,330    41,661
     11    17,103     5,089     5,089    41,661    11,500    11,500    41,661    23,168    23,168    41,661
     12    17,959     4,569     4,569    41,661    11,584    11,584    41,661    25,192    25,192    41,661
     13    18,856     4,028     4,028    41,661    11,650    11,650    41,661    27,425    27,425    41,661
     14    19,799     3,462     3,462    41,661    11,696    11,696    41,661    29,893    29,893    41,661
     15    20,789     2,869     2,869    41,661    11,717    11,717    41,661    32,620    32,620    43,711
     16    21,829     2,243     2,243    41,661    11,712    11,712    41,661    35,618    35,618    46,303
     17    22,920     1,582     1,582    41,661    11,675    11,675    41,661    38,899    38,899    49,790
     18    24,066       877       877    41,661    11,600    11,600    41,661    42,489    42,489    53,537
     19    25,270       124       124    41,661    11,481    11,481    41,661    46,420    46,420    57,561
     20    26,533       (*)       (*)       (*)    11,313    11,313    41,661    50,725    50,725    61,884
     21    27,860       (*)       (*)       (*)    11,088    11,088    41,661    55,440    55,440    66,528
     22    29,253       (*)       (*)       (*)    10,780    10,780    41,661    60,589    60,589    72,101
     23    30,715       (*)       (*)       (*)    10,377    10,377    41,661    66,211    66,211    78,129
     24    32,251       (*)       (*)       (*)     9,863     9,863    41,661    72,349    72,349    84,648
     25    33,864       (*)       (*)       (*)     9,218     9,218    41,661    79,049    79,049    91,696
     26    35,557       (*)       (*)       (*)     8,415     8,415    41,661    86,360    86,360    99,314
     27    37,335       (*)       (*)       (*)     7,420     7,420    41,661    94,370    94,370   106,638
     28    39,201       (*)       (*)       (*)     6,187     6,187    41,661   103,157   103,157   114,504
     29    41,161       (*)       (*)       (*)     4,662     4,662    41,661   112,811   112,811   122,964
     30    43,219       (*)       (*)       (*)     2,782     2,782    41,661   123,442   123,442   132,083

Assumptions:
(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.
(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                $10,000 INITIAL PREMIUM: $41,661 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                  NON-NEW YORK
                                GUARANTEED VALUES

                    0% HYPOTHETICAL            6% HYPOTHETICAL              12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN    GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

           PREMIUMS
           PAID PLUS            CASH                          CASH                                  CASH
   POLICY  INTEREST   CASH      SURR     DEATH     CASH       SURR     DEATH     CASH      SURR     DEATH
     YEAR   AT 5%     VALUE    VALUE    BENEFIT    VALUE      VALUE   BENEFIT    VALUE     VALUE    BENEFIT
      1    10,500     9,613     8,763    41,661    10,195     9,345    41,661    10,778     9,928    41,661
      2    11,025     9,091     8,241    41,661    10,246     9,396    41,661    11,471    10,621    41,661
      3    11,576     8,566     7,766    41,661    10,287     9,487    41,661    12,220    11,420    41,661
      4    12,155     8,036     7,236    41,661    10,315     9,515    41,661    13,029    12,229    41,661
      5    12,763     7,501     6,751    41,661    10,329     9,579    41,661    13,904    13,154    41,661
      6    13,401     6,958     6,258    41,661    10,327     9,627    41,661    14,851    14,151    41,661
      7    14,071     6,403     5,803    41,661    10,305     9,705    41,661    15,875    15,275    41,661
      8    14,775     5,833     5,333    41,661    10,259     9,759    41,661    16,984    16,484    41,661
      9    15,513     5,243     4,843    41,661    10,185     9,785    41,661    18,183    17,783    41,661
     10    16,289     4,630     4,630    41,661    10,079    10,079    41,661    19,484    19,484    41,661
     11    17,103     4,001     4,001    41,661     9,965     9,965    41,661    20,958    20,958    41,661
     12    17,959     3,337     3,337    41,661     9,810     9,810    41,661    22,567    22,567    41,661
     13    18,856     2,634     2,634    41,661     9,608     9,608    41,661    24,329    24,329    41,661
     14    19,799     1,887     1,887    41,661     9,354     9,354    41,661    26,262    26,262    41,661
     15    20,789     1,087     1,087    41,661     9,037     9,037    41,661    28,388    28,388    41,661
     16    21,829       225       225    41,661     8,648     8,648    41,661    30,734    30,734    41,661
     17    22,920       (*)       (*)       (*)     8,175     8,175    41,661    33,328    33,328    42,660
     18    24,066       (*)       (*)       (*)     7,601     7,601    41,661    36,171    36,171    45,575
     19    25,270       (*)       (*)       (*)     6,909     6,909    41,661    39,262    39,262    48,685
     20    26,533       (*)       (*)       (*)     6,077     6,077    41,661    42,626    42,626    52,004
     21    27,860       (*)       (*)       (*)     5,083     5,083    41,661    46,288    46,288    55,546
     22    29,253       (*)       (*)       (*)     3,899     3,899    41,661    50,262    50,262    59,812
     23    30,715       (*)       (*)       (*)     2,495     2,495    41,661    54,574    54,574    64,398
     24    32,251       (*)       (*)       (*)       832       832    41,661    59,252    59,252    69,325
     25    33,864       (*)       (*)       (*)       (*)       (*)       (*)    64,327    64,327    74,620
     26    35,557       (*)       (*)       (*)       (*)       (*)       (*)    69,831    69,831    80,305
     27    37,335       (*)       (*)       (*)       (*)       (*)       (*)    75,838    75,838    85,697
     28    39,201       (*)       (*)       (*)       (*)       (*)       (*)    82,407    82,407    91,472
     29    41,161       (*)       (*)       (*)       (*)       (*)       (*)    89,608    89,608    97,672
     30    43,219       (*)       (*)       (*)       (*)       (*)       (*)    97,528    97,528   104,355

Assumptions:
(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                 CURRENT VALUES

                    0% HYPOTHETICAL            6% HYPOTHETICAL              12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN    GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

           PREMIUMS
           PAID PLUS            CASH                          CASH                                  CASH
   POLICY  INTEREST   CASH      SURR     DEATH     CASH       SURR     DEATH     CASH      SURR     DEATH
     YEAR   AT 5%     VALUE    VALUE    BENEFIT    VALUE      VALUE   BENEFIT    VALUE     VALUE    BENEFIT
      1    26,250    24,150    22,025   114,856    25,610    23,485   114,856    27,070    24,945   114,856
      2    27,563    23,244    21,119   114,856    26,170    24,045   114,856    29,269    27,144   114,856
      3    28,941    22,329    20,329   114,856    26,728    24,728   114,856    31,663    29,663   114,856
      4    30,388    21,403    19,403   114,856    27,283    25,283   114,856    34,271    32,271   114,856
      5    31,907    20,464    18,589   114,856    27,833    25,958   114,856    37,114    35,239   114,856
      6    33,502    19,507    17,757   114,856    28,373    26,623   114,856    40,215    38,465   114,856
      7    35,178    18,527    17,027   114,856    28,899    27,399   114,856    43,599    42,099   114,856
      8    36,936    17,517    16,267   114,856    29,407    28,157   114,856    47,291    46,041   114,856
      9    38,783    16,471    15,471   114,856    29,889    28,889   114,856    51,323    50,323   114,856
     10    40,722    15,381    15,381   114,856    30,340    30,340   114,856    55,730    55,730   114,856
     11    42,758    14,286    14,286   114,856    30,846    30,846   114,856    60,734    60,734   114,856
     12    44,896    13,139    13,139   114,856    31,322    31,322   114,856    66,242    66,242   114,856
     13    47,141    11,938    11,938   114,856    31,766    31,766   114,856    72,314    72,314   114,856
     14    49,498    10,678    10,678   114,856    32,172    32,172   114,856    79,018    79,018   114,856
     15    51,973     9,347     9,347   114,856    32,533    32,533   114,856    86,430    86,430   115,816
     16    54,572     7,937     7,937   114,856    32,839    32,839   114,856    94,608    94,608   122,990
     17    57,300     6,438     6,438   114,856    33,084    33,084   114,856   103,567   103,567   132,566
     18    60,165     4,835     4,835   114,856    33,252    33,252   114,856   113,376   113,376   142,854
     19    63,174     3,110     3,110   114,856    33,331    33,331   114,856   124,117   124,117   153,905
     20    66,332     1,250     1,250   114,856    33,307    33,307   114,856   135,882   135,882   165,776
     21    69,649       (*)       (*)       (*)    33,167    33,167   114,856   148,773   148,773   178,528
     22    73,132       (*)       (*)       (*)    32,852    32,852   114,856   162,859   162,859   193,803
     23    76,788       (*)       (*)       (*)    32,335    32,335   114,856   178,249   178,249   210,334
     24    80,627       (*)       (*)       (*)    31,582    31,582   114,856   195,061   195,061   228,222
     25    84,659       (*)       (*)       (*)    30,553    30,553   114,856   213,424   213,424   247,572
     26    88,892       (*)       (*)       (*)    29,190    29,190   114,856   233,477   233,477   268,499
     27    93,336       (*)       (*)       (*)    27,420    27,420   114,856   255,453   255,453   288,662
     28    98,003       (*)       (*)       (*)    25,149    25,149   114,856   279,563   279,563   310,315
     29   102,903       (*)       (*)       (*)    22,267    22,267   114,856   306,052   306,052   333,597
     30   108,049       (*)       (*)       (*)    18,645    18,645   114,856   335,215   335,215   358,680

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $25,000 INITIAL PREMIUM: $114,856 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: SIMPLIFIED ISSUE: AGE 45
                                GUARANTEED VALUES

                    0% HYPOTHETICAL            6% HYPOTHETICAL              12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN    GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN

           PREMIUMS
           PAID PLUS            CASH                          CASH                                  CASH
   POLICY  INTEREST   CASH      SURR     DEATH     CASH       SURR     DEATH     CASH      SURR     DEATH
     YEAR   AT 5%     VALUE    VALUE    BENEFIT    VALUE      VALUE   BENEFIT    VALUE     VALUE    BENEFIT
      1    26,250    23,986    21,861   114,856    25,439    23,314   114,856    26,893    24,768   114,856
      2    27,563    22,886    20,761   114,856    25,785    23,660   114,856    28,855    26,730   114,856
      3    28,941    21,772    19,772   114,856    26,108    24,108   114,856    30,974    28,974   114,856
      4    30,388    20,639    18,639   114,856    26,405    24,405   114,856    33,264    31,264   114,856
      5    31,907    19,484    17,609   114,856    26,671    24,796   114,856    35,740    33,865   114,856
      6    33,502    18,299    16,549   114,856    26,900    25,150   114,856    38,418    36,668   114,856
      7    35,178    17,077    15,577   114,856    27,084    25,584   114,856    41,314    39,814   114,856
      8    36,936    15,808    14,558   114,856    27,211    25,961   114,856    44,449    43,199   114,856
      9    38,783    14,478    13,478   114,856    27,271    26,271   114,856    47,841    46,841   114,856
     10    40,722    13,080    13,080   114,856    27,252    27,252   114,856    51,518    51,518   114,856
     11    42,758    11,635    11,635   114,856    27,224    27,224   114,856    55,675    55,675   114,856
     12    44,896    10,093    10,093   114,856    27,095    27,095   114,856    60,212    60,212   114,856
     13    47,141     8,443     8,443   114,856    26,855    26,855   114,856    65,178    65,178   114,856
     14    49,498     6,670     6,670   114,856    26,485    26,485   114,856    70,627    70,627   114,856
     15    51,973     4,750     4,750   114,856    25,961    25,961   114,856    76,618    76,618   114,856
     16    54,572     2,661     2,661   114,856    25,260    25,260   114,856    83,226    83,226   114,856
     17    57,300       376       376   114,856    24,351    24,351   114,856    90,539    90,539   115,890
     18    60,165       (*)       (*)       (*)    23,193    23,193   114,856    98,577    98,577   124,207
     19    63,174       (*)       (*)       (*)    21,739    21,739   114,856   107,322   107,322   133,080
     20    66,332       (*)       (*)       (*)    19,937    19,937   114,856   116,838   116,838   142,542
     21    69,649       (*)       (*)       (*)    17,729    17,729   114,856   127,197   127,197   152,637
     22    73,132       (*)       (*)       (*)    15,048    15,048   114,856   138,440   138,440   164,743
     23    76,788       (*)       (*)       (*)    11,819    11,819   114,856   150,639   150,639   177,754
     24    80,627       (*)       (*)       (*)     7,945     7,945   114,856   163,876   163,876   191,735
     25    84,659       (*)       (*)       (*)     3,298     3,298   114,856   178,237   178,237   206,755
     26    88,892       (*)       (*)       (*)       (*)       (*)       (*)   193,811   193,811   222,883
     27    93,336       (*)       (*)       (*)       (*)       (*)       (*)   210,810   210,810   238,215
     28    98,003       (*)       (*)       (*)       (*)       (*)       (*)   229,396   229,396   254,630
     29   102,903       (*)       (*)       (*)       (*)       (*)       (*)   249,769   249,769   272,248
     30   108,049       (*)       (*)       (*)       (*)       (*)       (*)   272,174   272,174   291,226

Assumptions:
(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                   12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                CASH                               CASH                               CASH
   POLICY    INTEREST      CASH       SURR        DEATH      CASH        SURR         DEATH       CASH      SURR       DEATH
     YEAR     AT 5%        VALUE      VALUE       BENEFIT    VALUE       VALUE        BENEFIT     VALUE     VALUE       BENEFIT
        1     105,000      96,739      88,239     306,283     102,589      94,089     306,283     108,440      99,940     306,283
        2     110,250      93,383      84,883     306,283     105,137      96,637     306,283     117,585     109,085     306,283
        3     115,763      89,974      81,974     306,283     107,694      99,694     306,283     127,568     119,568     306,283
        4     121,551      86,501      78,501     306,283     110,252     102,252     306,283     138,476     130,476     306,283
        5     127,628      82,946      75,446     306,283     112,803     105,303     306,283     150,407     142,907     306,283
        6     134,010      79,293      72,293     306,283     115,336     108,336     306,283     163,474     156,474     306,283
        7     140,710      75,523      69,523     306,283     117,841     111,841     306,283     177,802     171,802     306,283
        8     147,746      71,608      66,608     306,283     120,302     115,302     306,283     193,535     188,535     306,283
        9     155,133      67,519      63,519     306,283     122,700     118,700     306,283     210,839     206,839     306,283
       10     162,889      63,229      63,229     306,283     125,021     125,021     306,283     229,907     229,907     306,283
       11     171,034      58,892      58,892     306,283     127,633     127,633     306,283     251,719     251,719     306,283
       12     179,586      54,277      54,277     306,283     130,163     130,163     306,283     275,838     275,838     328,247
       13     188,565      49,358      49,358     306,283     132,599     132,599     306,283     302,264     302,264     356,672
       14     197,993      44,099      44,099     306,283     134,926     134,926     306,283     331,200     331,200     387,504
       15     207,893      38,450      38,450     306,283     137,120     137,120     306,283     362,883     362,883     420,944
       16     218,287      32,346      32,346     306,283     139,149     139,149     306,283     397,573     397,573     457,209
       17     229,202      25,701      25,701     306,283     140,972     140,972     306,283     435,649     435,649     492,283
       18     240,662      18,410      18,410     306,283     142,534     142,534     306,283     477,469     477,469     529,991
       19     252,695      10,359      10,359     306,283     143,780     143,780     306,283     523,444     523,444     570,554
       20     265,330       1,439       1,439     306,283     144,661     144,661     306,283     574,048     574,048     614,231
       21     278,596         (*)         (*)         (*)     145,132     145,132     306,283     629,829     629,829     661,320
       22     292,526         (*)         (*)         (*)     144,926     144,926     306,283     690,887     690,887     725,432
       23     307,152         (*)         (*)         (*)     143,931     143,931     306,283     757,697     757,697     795,582
       24     322,510         (*)         (*)         (*)     142,010     142,010     306,283     830,766     830,766     872,304
       25     338,635         (*)         (*)         (*)     138,970     138,970     306,283     910,637     910,637     956,169
       26     355,567         (*)         (*)         (*)     134,551     134,551     306,283     997,885     997,885   1,047,779
       27     373,346         (*)         (*)         (*)     128,402     128,402     306,283   1,093,114   1,093,114   1,147,770
       28     392,013         (*)         (*)         (*)     120,049     120,049     306,283   1,196,957   1,196,957   1,256,805
       29     411,614         (*)         (*)         (*)     108,884     108,884     306,283   1,310,077   1,310,077   1,375,581
       30     432,194         (*)         (*)         (*)      94,130      94,130     306,283   1,433,178   1,433,178   1,504,837

Assumptions:
(1)    no policy loans and no partial withdrawals have been made.
(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $306,283 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 55
                                GUARANTEED VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                   12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                CASH                                CASH                               CASH
   POLICY    INTEREST      CASH       SURR        DEATH       CASH        SURR        DEATH       CASH       SURR        DEATH
     YEAR     AT 5%        VALUE      VALUE       BENEFIT     VALUE       VALUE       BENEFIT     VALUE      VALUE       BENEFIT
        1     105,000      95,852      87,352     306,283     101,673      93,173     306,283     107,496      98,996     306,283
        2     110,250      91,521      83,021     306,283     103,163      94,663     306,283     115,497     106,997     306,283
        3     115,763      87,064      79,064     306,283     104,532      96,532     306,283     124,141     116,141     306,283
        4     121,551      82,453      74,453     306,283     105,756      97,756     306,283     133,492     125,492     306,283
        5     127,628      77,655      70,155     306,283     106,805      99,305     306,283     143,622     136,122     306,283
        6     134,010      72,629      65,629     306,283     107,648     100,648     306,283     154,616     147,616     306,283
        7     140,710      67,333      61,333     306,283     108,247     102,247     306,283     166,572     160,572     306,283
        8     147,746      61,704      56,704     306,283     108,548     103,548     306,283     179,600     174,600     306,283
        9     155,133      55,671      51,671     306,283     108,493     104,493     306,283     193,836     189,836     306,283
       10     162,889      49,165      49,165     306,283     108,021     108,021     306,283     209,448     209,448     306,283
       11     171,034      42,244      42,244     306,283     107,394     107,394     306,283     227,322     227,322     306,283
       12     179,586      34,672      34,672     306,283     106,231     106,231     306,283     247,172     247,172     306,283
       13     188,565      26,361      26,361     306,283     104,455     104,455     306,283     269,279     269,279     317,749
       14     197,993      17,197      17,197     306,283     101,967     101,967     306,283     293,468     293,468     343,358
       15     207,893       7,028       7,028     306,283      98,637      98,637     306,283     319,774     319,774     370,937
       16     218,287         (*)         (*)         (*)      94,291      94,291     306,283     348,374     348,374     400,630
       17     229,202         (*)         (*)         (*)      88,701      88,701     306,283     379,619     379,619     428,970
       18     240,662         (*)         (*)         (*)      81,573      81,573     306,283     413,798     413,798     459,316
       19     252,695         (*)         (*)         (*)      72,547      72,547     306,283     451,258     451,258     491,871
       20     265,330         (*)         (*)         (*)      61,209      61,209     306,283     492,415     492,415     526,884
       21     278,596         (*)         (*)         (*)      47,072      47,072     306,283     537,777     537,777     564,666
       22     292,526         (*)         (*)         (*)      29,542      29,542     306,283     587,126     587,126     616,482
       23     307,152         (*)         (*)         (*)       7,877       7,877     306,283     640,781     640,781     672,820
       24     322,510         (*)         (*)         (*)         (*)         (*)         (*)     699,082     699,082     734,036
       25     338,635         (*)         (*)         (*)         (*)         (*)         (*)     762,382     762,382     800,501
       26     355,567         (*)         (*)         (*)         (*)         (*)         (*)     831,040     831,040     872,592
       27     373,346         (*)         (*)         (*)         (*)         (*)         (*)     905,421     905,421     950,692
       28     392,013         (*)         (*)         (*)         (*)         (*)         (*)     985,884     985,884   1,035,178
       29     411,614         (*)         (*)         (*)         (*)         (*)         (*)   1,072,794   1,072,794   1,126,434
       30     432,194         (*)         (*)         (*)         (*)         (*)         (*)   1,166,530   1,166,530   1,224,857

Assumptions:
(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

               $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                   MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65
                                 CURRENT VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                   12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                CASH                                CASH                               CASH
   POLICY    INTEREST      CASH       SURR        DEATH       CASH        SURR        DEATH       CASH       SURR        DEATH
     YEAR     AT 5%        VALUE      VALUE       BENEFIT     VALUE       VALUE       BENEFIT     VALUE      VALUE       BENEFIT
        1     105,000      96,411      87,911     211,021     102,271      93,771     211,021     108,132      99,632     211,021
        2     110,250      92,664      84,164     211,021     104,469      95,969     211,021     116,975     108,475     211,021
        3     115,763      88,792      80,792     211,021     106,641      98,641     211,021     126,678     118,678     211,021
        4     121,551      84,775      76,775     211,021     108,780     100,780     211,021     137,358     129,358     211,021
        5     127,628      80,584      73,084     211,021     110,878     103,378     211,021     149,147     141,647     211,021
        6     134,010      76,184      69,184     211,021     112,920     105,920     211,021     162,201     155,201     211,021
        7     140,710      71,529      65,529     211,021     114,888     108,888     211,021     176,706     170,706     211,021
        8     147,746      66,561      61,561     211,021     116,756     111,756     211,021     192,884     187,884     214,101
        9     155,133      61,220      57,220     211,021     118,501     114,501     211,021     210,796     206,796     229,767
       10     162,889      55,443      55,443     211,021     120,105     120,105     211,021     230,457     230,457     246,589
       11     171,034      49,332      49,332     211,021     121,925     121,925     211,021     252,818     252,818     265,459
       12     179,586      42,435      42,435     211,021     123,489     123,489     211,021     277,294     277,294     291,159
       13     188,565      34,621      34,621     211,021     124,760     124,760     211,021     304,076     304,076     319,280
       14     197,993      25,730      25,730     211,021     125,694     125,694     211,021     333,367     333,367     350,036
       15     207,893      15,545      15,545     211,021     126,223     126,223     211,021     365,385     365,385     383,654
       16     218,287       3,772       3,772     211,021     126,257     126,257     211,021     400,359     400,359     420,377
       17     229,202         (*)         (*)         (*)     125,669     125,669     211,021     438,533     438,533     460,460
       18     240,662         (*)         (*)         (*)     124,291     124,291     211,021     480,160     480,160     504,168
       19     252,695         (*)         (*)         (*)     121,913     121,913     211,021     525,506     525,506     551,781
       20     265,330         (*)         (*)         (*)     118,269     118,269     211,021     574,852     574,852     603,594
       21     278,596         (*)         (*)         (*)     113,027     113,027     211,021     628,499     628,499     659,924
       22     292,526         (*)         (*)         (*)     105,596     105,596     211,021     686,715     686,715     721,051
       23     307,152         (*)         (*)         (*)      95,309      95,309     211,021     749,817     749,817     787,307
       24     322,510         (*)         (*)         (*)      81,237      81,237     211,021     818,129     818,129     859,036
       25     338,635         (*)         (*)         (*)      62,036      62,036     211,021     891,982     891,982     936,581
       26     355,567         (*)         (*)         (*)      35,735      35,735     211,021     971,700     971,700   1,020,285
       27     373,346         (*)         (*)         (*)         (*)         (*)         (*)   1,059,640   1,059,640   1,102,026
       28     392,013         (*)         (*)         (*)         (*)         (*)         (*)   1,157,081   1,157,081   1,191,794
       29     411,614         (*)         (*)         (*)         (*)         (*)         (*)   1,265,587   1,265,587   1,290,898
       30     432,194         (*)         (*)         (*)         (*)         (*)         (*)   1,387,129   1,387,129   1,401,000

Assumptions:

(1)    no policy loans and no partial withdrawals have been made.

(2) current values reflect current cost of insurance charges and an annual $50 administrative expense charge.

(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                            $100,000 INITIAL PREMIUM: $211,021 SPECIFIED AMOUNT
                                 MALE: NON-TOBACCO: PREFERRED ISSUE: AGE 65
                                             GUARANTEED VALUES

                    0% HYPOTHETICAL                     6% HYPOTHETICAL                   12% HYPOTHETICAL
                    GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN

             PREMIUMS
             PAID PLUS                CASH                                CASH                                CASH
   POLICY    INTEREST      CASH       SURR        DEATH       CASH        SURR        DEATH        CASH       SURR       DEATH
     YEAR     AT 5%        VALUE      VALUE       BENEFIT     VALUE       VALUE       BENEFIT      VALUE      VALUE      BENEFIT
        1     105,000     95,034     86,534      211,021     100,868      92,368      211,021     106,704     98,204     211,021
        2     110,250     89,719     81,219      211,021     101,432      92,932      211,021     113,852     105,352     211,021
        3     115,763     84,082     76,082      211,021     101,737      93,737      211,021     121,598     113,598     211,021
        4     121,551     78,062     70,062      211,021     101,741      93,741      211,021     130,038     122,038     211,021
        5     127,628     71,581     64,081      211,021     101,390      93,890      211,021     139,285     131,785     211,021
        6     134,010     64,533     57,533      211,021     100,607      93,607      211,021     149,475     142,475     211,021
        7     140,710     56,782     50,782      211,021      99,297      93,297      211,021     160,780     154,780     211,021
        8     147,746     48,149     43,149      211,021      97,330      92,330      211,021     173,422     168,422     211,021
        9     155,133     38,424     34,424      211,021      94,556      90,556      211,021     187,699     183,699     211,021
       10     162,889     27,369     27,369      211,021      90,802      90,802      211,021     203,946     203,946     218,222
       11     171,034     14,785     14,785      211,021      86,146      86,146      211,021     222,686     222,686     233,820
       12     179,586        260        260      211,021      80,087      80,087      211,021     243,073     243,073     255,226
       13     188,565        (*)        (*)          (*)      72,333      72,333      211,021     265,238     265,238     278,500
       14     197,993        (*)        (*)          (*)      62,500      62,500      211,021     289,323     289,323     303,789
       15     207,893        (*)        (*)          (*)      50,057      50,057      211,021     315,472     315,472     331,246
       16     218,287        (*)        (*)          (*)      34,257      34,257      211,021     343,835     343,835     361,027
       17     229,202        (*)        (*)          (*)      14,056      14,056      211,021     374,561     374,561     393,289
       18     240,662        (*)        (*)          (*)         (*)         (*)          (*)     407,800     407,800     428,190
       19     252,695        (*)        (*)          (*)         (*)         (*)          (*)     443,702     443,702     465,887
       20     265,330        (*)        (*)          (*)         (*)         (*)          (*)     482,423     482,423     506,544
       21     278,596        (*)        (*)          (*)         (*)         (*)          (*)     524,126     524,126     550,332
       22     292,526        (*)        (*)          (*)         (*)         (*)          (*)     568,982     568,982     597,431
       23     307,152        (*)        (*)          (*)         (*)         (*)          (*)     617,167     617,167     648,026
       24     322,510        (*)        (*)          (*)         (*)         (*)          (*)     668,864     668,864     702,308
       25     338,635        (*)        (*)          (*)         (*)         (*)          (*)     724,248     724,248     760,460
       26     355,567        (*)        (*)          (*)         (*)         (*)          (*)     783,477     783,477     822,651
       27     373,346        (*)        (*)          (*)         (*)         (*)          (*)     849,021     849,021     882,982
       28     392,013        (*)        (*)          (*)         (*)         (*)          (*)     921,956     921,956     949,615
       29     411,614        (*)        (*)          (*)         (*)         (*)          (*)   1,003,596   1,003,596   1,023,667
       30     432,194        (*)        (*)          (*)         (*)         (*)          (*)   1,095,621   1,095,621   1,106,577

Assumptions:
(1)    no policy loans and no partial withdrawals have been made.
(2) guaranteed values reflect guaranteed cost of insurance charges and an annual $135 administrative expense charge.
(3) net investment returns are calculated as the hypothetical gross investment return less all charges and deductions shown in the prospectus appendix.

(*)    unless additional premium is paid, the policy will not stay in force.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner, prevailing rates and rates of inflation. The death benefit and cash value for a policy would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years but also fluctuated above or below those averages for individual policy years. No representations can be made by Nationwide Life or the trust that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

--------------------------------------------------------------------------------


                          Independent Auditors' Report
                          ----------------------------

TheBoard of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1999


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         66,243 shares (cost $412,841) ....................................................................      $  476,949
      American Century VP - American Century VP Balanced (ACVPBal)
         2,638 shares (cost $19,361) ......................................................................          20,552
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         5,524 shares (cost $53,862) ......................................................................          81,972
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         2,983 shares (cost $20,946) ......................................................................          23,860
      American Century VP - American Century VP International (ACVPInt)
         2,229 shares (cost $19,640) ......................................................................          27,858
      American Century VP - American Century VP Value (ACVPValue)
         1,287 shares (cost $8,857) .......................................................................           7,658
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         4,602 shares (cost $135,573) .....................................................................         179,792
      Dreyfus Stock Index Fund (DryStkIx)
         17,788 shares (cost $500,407) ....................................................................         683,966
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         6,244 shares (cost $208,372) .....................................................................         248,957
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         443 shares (cost $10,053) ........................................................................          11,292
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         15,380 shares (cost $358,192) ....................................................................         395,412
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         20,934 shares (cost $779,631) ....................................................................       1,149,931
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         9,794 shares (cost $113,096) .....................................................................         110,768
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,575 shares (cost $31,790) ......................................................................          43,226
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         5,052 shares (cost $81,921) ......................................................................          94,323
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         23,195 shares (cost $479,385) ....................................................................         676,149
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         557 shares (cost $12,365) ........................................................................          12,892
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         103 shares (cost $704) ...........................................................................             713
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         302,263 shares (cost $4,917,307) .................................................................       7,771,188
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         157,599 shares (cost $1,775,851) .................................................................       1,700,488
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         538,155 shares (cost $538,155) ...................................................................         538,155



      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         3,493 shares (cost $34,392,300) ..................................................................          33,952
      Nationwide SAT - Small Company Fund (NSATSmCo)
         3,200 shares (cost $55,496) ......................................................................          70,793
      Nationwide SAT - Total Return Fund (NSATTotRe)
         995,037 shares (cost $12,764,139) ................................................................      18,716,653
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         82,419 shares (cost $1,289,366) ..................................................................       1,721,734
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         2,825 shares (cost $74,367) ......................................................................         105,300
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         82 shares (cost $1,209) ..........................................................................           1,304
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         303 shares (cost $4,087) .........................................................................           4,011
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,550 shares (cost $126,832) .....................................................................         128,648
      Oppenheimer VAF - Bond Fund (OppBdFd)
         405 shares (cost $4,801) .........................................................................           4,661
      Oppenheimer VAF - Global Securities Fund (OppGISec)
         5,685 shares (cost $132,266) .....................................................................         189,921
      Oppenheimer VAF - Growth Fund (OppGro)
         1,724 shares (cost $73,455) ......................................................................          85,948
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         625 shares (cost $9,781) .........................................................................          10,909
      Strong Opportunity Fund II, Inc. (StOpp2)
         6,316 shares (cost $135,929) .....................................................................         164,143
      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,324 shares (cost $26,307) ......................................................................          26,447
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         6,269 shares (cost $68,242) ......................................................................         102,616
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         158 shares (cost $1,690) .........................................................................           1,689
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         1,813 shares (cost $19,621) ......................................................................          25,853
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         518 shares (cost $6,355) .........................................................................           5,678
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,055 shares (cost $14,710) ......................................................................          13,046
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,373 shares (cost $28,913) ......................................................................          39,629
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         88 shares (cost $954) ............................................................................           1,702
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         1,998 shares (cost $33,853) ......................................................................          52,354
                                                                                                               ------------
            Total assets ..................................................................................      35,763,092
ACCOUNTS PAYABLE ..........................................................................................           3,488
                                                                                                               ------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..........................................................................    $ 35,759,604
                                                                                                               ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
------------------------------
STATEMENTS OF OPERATIONS
------------------------------
YEARS ENDED DECEMBER 31,1999,1998 AND 1997

                                                               Total                                       ACVPAdv
                                          -----------------------------------------------------------------------------------------
 ....................................           1999             1998           1997            1999          1998           1997
                                          ------------      ----------     -----------     ----------       --------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............      $    348,554         441,432         452,251         13,250       19,123          12,739
  Mortality and expense charges
     (note 3) ......................          (276,154)       (251,361)       (208,160)        (3,661)      (3,703)         (3,496)
                                          ------------      ----------     -----------     ----------     --------       ---------
     Net investment activity........            72,400         190,071         244,091          9,589       15,420           9,243
                                          ------------      ----------     -----------     ----------     --------       ---------
  Proceeds from mutual fund
     shares sold ...................         6,253,394       2,923,380       2,224,444        590,051       78,478         106,359
  Cost of mutual funds sold ........        (4,008,289)     (2,044,536)     (1,729,172)      (447,042)     (66,483)        (94,785)
                                          ------------      ----------     -----------     ----------     --------       ---------
     Realized gain (loss) on
       investments .................         2,245,105         878,844         495,272        143,009       11,995          11,574
  Change in unrealized gain (loss)
     on investments ................          (974,176)      3,011,918       4,439,699       (113,316)      40,889          32,047
                                          ------------      ----------     -----------     ----------     --------       ---------
     Net gain (loss) on investments          1,270,929       3,890,762       4,934,971         29,693       52,884          43,621
                                          ------------      ----------     -----------     ----------     --------       ---------
  Reinvested capital gains .........         1,433,671       1,454,945         845,589         31,451       71,955          44,789
                                          ------------      ----------     -----------     ----------     --------       ---------
       Net change in contract
          owners'equity resulting
          from operations ..........         2,777,000       5,535,778       6,024,651         70,733      140,259          97,653
                                          ------------      ----------     -----------     ----------     --------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............         3,913,784       4,210,270       4,453,849         54,404       68,519          62,979
  Transfers between funds ..........                 -               -               -        (25,227)     (21,014)        (35,911)
  Surrenders .......................        (2,800,317)     (1,087,106)       (747,816)      (521,315)     (29,005)        (40,827)
  Death benefits (note 4) ..........          (164,396)       (124,773)        (28,333)        (1,312)     (10,265)              -
  Policy loans (net of repayments)
     (note 5) ......................          (613,794)       (859,588)       (891,821)       (23,507)     (18,396)        (18,857)
  Deductions for surrender charges
     (note 2d) .....................          (128,799)       (128,012)       (166,341)        (1,312)      (3,416)         (9,081)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .....        (2,063,709)     (2,017,340)     (2,036,264)       (34,552)     (23,887)        (10,757)
                                          ------------      ----------     -----------     ----------     --------       ---------
       Net equity transactions .....        (1,857,231)         (6,549)        583,274       (552,821)     (37,464)        (52,454)
                                          ------------      ----------     -----------     ----------     --------       ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY .         919,769       5,529,229       6,607,925       (482,088)     102,795          45,199
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD ..............        34,839,835      29,310,606      22,702,681        958,986      856,191         810,992
                                          ------------      ----------     -----------     ----------     --------       ---------
CONTRACT OWNERS'EQUITY END OF PERIOD      $ 35,759,604      34,839,835      29,310,606        476,898      958,986         856,191
                                          ============      ==========     ===========     ==========     ========       =========

                                                           ACVPBal
                                            ---------------------------------------
                                             1999            1998            1997
                                            ------        --------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............           356             373             171
  Mortality and expense charges
     (note 3) ......................          (151)           (147)            (23)
                                            ------        --------         --------
     Net investment activity .......           205             226             148
                                            ------        --------         --------
  Proceeds from mutual fund
     shares sold ...................           693           5,521             560
  Cost of mutual funds sold ........          (663)         (4,833)           (500)
                                            ------        --------         --------
     Realized gain (loss) on
       investments .................            30             688              60
  Change in unrealized gain (loss)
     on investments ................          (969)           (436)          1,633
                                            ------        --------         --------
     Net gain (loss) on investments           (939)            252           1,693
                                            ------        --------         --------
  Reinvested capital gains .........         2,455           2,314             746
                                            ------        --------         --------
       Net change in contract
          owners'equity resulting
          from operations ..........         1,721           2,792           2,587
                                            ------        --------         --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............         1,106             648           1,313
  Transfers between funds ..........             -               -           3,416
  Surrenders .......................             -          (3,950)           (113)
  Death benefits (note 4) ..........             -               -               -
  Policy loans (net of repayments)
     (note 5) ......................             -               -               -
  Deductions for surrender charges
     (note 2d) .....................             -            (465)            (25)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .....          (732)           (626)              3
                                            ------        --------         --------
       Net equity transactions .....           374          (4,393)          4,594
                                            ------        --------         --------
NET CHANGE IN CONTRACT OWNERS'EQUITY .       2,095          (1,601)          7,181
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD ..............        18,451          20,052          12,871
                                            ------        --------         --------
CONTRACT OWNERS'EQUITY END OF PERIOD        20,546          18,451          20,052
                                            ======        ========         ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------
STATEMENTS OF OPERATIONS, Continued
--------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                         ACVPCapAp                       ACVPIncGr
                                          -------------------------------------------------------------------
                                             1999        1998        1997        1999         1998     1997
                                          --------   ----------   ----------   --------    ---------  ------
INVESTMENT ACTIVITY:
  Reinvested dividends .............      $      -           -           -           3          19       -
  Mortality and expense charges
     (note 3) ......................          (466)       (377)       (264)       (116)        (12)      -
                                          --------   ---------   ---------     -------     -------    ----
     Net investment activity .......          (466)       (377)       (264)       (113)          7       -
                                          --------   ---------   ---------     -------     -------    ----
  Proceeds from mutual fund
     shares sold ...................        13,758      19,751      16,373       4,066         216       -
  Cost of mutual funds sold ........       (15,014)    (23,525)    (19,447)     (3,983)       (222)      -
                                          --------   ---------   ---------     -------     -------    ----
     Realized gain (loss) on
       investments .................        (1,256)     (3,774)     (3,074)         83          (6)      -
  Change in unrealized gain (loss)
     on investments ................        33,920        (284)        367       2,755         159       -
                                          --------   ---------   ---------     -------     -------    ----
     Net gain (loss) on investments         32,664      (4,058)     (2,707)      2,838         153       -
                                          --------   ---------   ---------     -------     -------    ----
  Reinvested capital gains .........             -       3,128       1,358           -           -       -
                                          --------   ---------   ---------     -------     -------    ----
       Net change in contract
          owners'equity resulting
          from operations ..........        32,198      (1,307)     (1,613)      2,725         160       -
                                          --------   ---------   ---------     -------     -------    ----
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............         4,479       8,237      15,247       2,249         402       -
  Transfers between funds ..........        (8,485)    (10,313)     12,404      20,111       3,509       -
  Surrenders .......................          (878)     (9,003)     (1,216)     (4,066)          -       -
  Death benefits (note 4) ..........             -           -           -           -           -       -
  Policy loans (net of repayments)
     (note 5) ......................         1,012       4,905      (6,640)        439          (4)      -
  Deductions for surrender charges
     (note 2d) .....................           (50)     (1,060)       (271)       (233)          -       -
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .....        (3,092)     (3,356)     (2,969)     (1,231)       (189)      -
                                          --------   ---------   ---------     -------     -------    ----
       Net equity transactions .....        (7,014)    (10,590)     16,555      17,269       3,718       -
                                          --------   ---------   ---------     -------     -------    ----

NET CHANGE IN CONTRACT OWNERS'EQUITY        25,184     (11,897)     14,942      19,994       3,878       -
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD ..............        56,798      68,695      53,753       3,878           -       -
                                          --------   ---------   ---------     -------     -------    ----
CONTRACT OWNERS'EQUITY END OF PERIOD      $ 81,982      56,798      68,695      23,872       3,878       -
                                          ========   =========   =========     =======     =======    ====


                                                           ACVPInt
                                             ---------------------------------
                                                 1999        1998        1997
                                               -------    --------   --------
INVESTMENT ACTIVITY:
  Reinvested dividends .............                 -         162         234
  Mortality and expense charges
     (note 3) ......................              (212)       (193)        (54)
                                                ------     -------    --------
     Net investment activity .......              (212)        (31)        180
                                                ------     -------    --------
  Proceeds from mutual fund
     shares sold ...................            37,510       3,758       6,666
  Cost of mutual funds sold ........           (24,655)     (2,904)     (5,748)
                                                ------     -------    --------
     Realized gain (loss) on
       investments .................            12,855         854         918
  Change in unrealized gain (loss)
     on investments ................             2,032       1,807       2,645
                                                ------     -------    --------
     Net gain (loss) on investments             14,887       2,661       3,563
                                                ------     -------    --------
  Reinvested capital gains .........                 -       1,666         451
                                                ------     -------    --------
       Net change in contract
          owners'equity resulting
          from operations ..........            14,675       4,296       4,194
                                                ------     -------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...............             2,872       2,509       4,901
  Transfers between funds ..........            (9,012)      3,810      (5,070)
  Surrenders .......................            (3,025)     (1,804)          -
  Death benefits (note 4) ..........                 -           -           -
  Policy loans (net of repayments)
     (note 5) ......................            (9,396)        175          (2)
  Deductions for surrender charges
     (note 2d) .....................              (174)       (212)          -
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) .....            (2,663)     (1,951)     (1,124)
                                                ------     -------    --------
       Net equity transactions .....           (21,398)      2,527      (1,295)
                                                ------     -------    --------

NET CHANGE IN CONTRACT OWNERS'EQUITY            (6,723)      6,823       2,899
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD ..............            34,574      27,751      24,852
                                                ------     -------    --------
CONTRACT OWNERS'EQUITY END OF PERIOD            27,851      34,574      27,751
                                                ======     =======    ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                       ACVPValue                   DrySRGro
                                          ----------------------------------------------------------------
                                             1999        1998   1997     1999         1998        1997
                                          --------    -------- ------   -------     -------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $     68           -    -          22         109         161
  Mortality and expense charges
     (note 3) .........................        (58)        (32)   -        (864)       (522)        (88)
                                          --------    -------- ------   -------     -------      ------
     Net investment activity ..........         10         (32)   -        (842)       (413)         73
                                          --------    -------- ------   -------     -------      ------
  Proceeds from mutual fund
     shares sold ......................        167          30    -       5,558       9,155       8,378
  Cost of mutual funds sold ...........       (190)        (31)   -      (2,701)     (5,890)     (5,531)
                                          --------    -------- ------   -------     -------      ------
     Realized gain (loss) on
       investments ....................        (23)         (1)   -       2,857       3,265       2,847
  Change in unrealized gain (loss)
     on investments ...................       (788)       (410)   -      26,276       8,420       5,747
                                          --------    -------- ------   -------     -------      ------
     Net gain (loss) on investments ...       (811)       (411)   -      29,133      11,685       8,594
                                          --------    -------- ------   -------     -------      ------
  Reinvested capital gains ............        642           5    -       5,987       2,538       1,233
                                          --------    -------- ------   -------     -------      ------
       Net change in contract
          owners'equity resulting
          from operations .............       (159)       (438)   -      34,278      13,810       9,900
                                          --------    -------- ------   -------     -------      ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      1,576       7,146    -      13,239       2,861       4,271
  Transfers between funds .............          -           -    -      70,107      17,202       7,312
  Surrenders ..........................          -           -    -      (1,755)    (10,639)       (819)
  Death benefits (note 4) .............          -           -    -           -           -           -
  Policy loans (net of repayments)
     (note 5) .........................          -           -           (1,280)      6,949      (8,265)
  Deductions for surrender charges
     (note 2d) ........................          -           -    -        (101)     (1,253)       (182)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (304)       (165)   -      (4,695)     (1,826)          -
                                          --------    -------- ------   -------     -------      ------
       Net equity transactions .........     1,272       6,981    -      75,515      13,294       2,317
                                          --------    -------- ------   -------     -------      ------
NET CHANGE IN CONTRACT OWNERS'EQUITY ...     1,113       6,543    -     109,793      27,104      12,217
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      6,543           -    -      69,959      42,855      30,638
                                          --------    -------- ------   -------     -------      ------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $  7,656       6,543    -     179,752      69,959      42,855
                                          ========    ======== ======   =======     =======      ======

                                                       DryStkIx
                                         ---------------------------------
                                             1999        1998        1997
                                           -------     -------     -------
INVESTMENT ACTIVITY:
  Reinvested dividends ................      6,042       5,032       4,753
  Mortality and expense charges
     (note 3) .........................     (4,374)     (2,715)     (1,726)
                                           -------     -------     -------
     Net investment activity ..........      1,668       2,317       3,027
                                           -------     -------     -------
  Proceeds from mutual fund
     shares sold ......................     85,000      71,990      57,672
  Cost of mutual funds sold ...........    (41,286)    (40,908)    (35,667)
                                           -------     -------     -------
     Realized gain (loss) on
       investments ....................     43,714      31,082      22,005
  Change in unrealized gain (loss)
     on investments ...................     53,685      58,442      44,911
                                           -------     -------     -------
     Net gain (loss) on investments ...     97,399      89,524      66,916
                                           -------     -------     -------
  Reinvested capital gains ............      5,305         909      10,149
                                           -------     -------     -------
       Net change in contract
          owners'equity resulting
          from operations .............    104,372      92,750      80,092
                                           -------     -------     -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................     58,338      44,706      34,802
  Transfers between funds .............    180,391      55,914      61,294
  Surrenders ..........................   (171,591)     (1,238)       (432)
  Death benefits (note 4) .............          -           -           -
  Policy loans (net of repayments)
     (note 5) .........................    112,849     (70,038)    (41,395)
  Deductions for surrender charges
     (note 2d) ........................     (9,854)       (146)        (96)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........    (27,882)    (15,056)     (1,428)
                                           -------     -------     -------
       Net equity transactions .........   142,251      14,142      52,745
                                           -------     -------     -------
NET CHANGE IN CONTRACT OWNERS'EQUITY ...   246,623     106,892     132,837
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................    437,299     330,407     197,570
                                           -------     -------     -------
CONTRACT OWNERS'EQUITY END OF PERIOD ..    683,922     437,299     330,407
                                           =======     =======     =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                        DryCapAp                                   DryGrInc
                                          -------------------------------------------------------------------------------
                                             1999         1998           1997         1999           1998        1997
                                          ---------    ---------     --------    ---------      ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $   1,379        1,104           80           56             55           17
  Mortality and expense charges
     (note 3) .........................      (1,823)        (508)          (3)         (72)           (35)        --
                                          ---------    ---------     --------    ---------      ---------    ---------
     Net investment activity ..........        (444)         596           77          (16)            20           17
                                          ---------    ---------     --------    ---------      ---------    ---------
  Proceeds from mutual fund
     shares sold ......................      16,697       11,604          339          368            580        2,217
  Cost of mutual funds sold ...........     (14,449)     (10,443)        (343)        (347)          (597)      (2,101)
                                          ---------    ---------     --------    ---------      ---------    ---------
     Realized gain (loss) on
       investments ....................       2,248        1,161           (4)          21            (17)         116
  Change in unrealized gain (loss)
     on investments ...................      19,555       21,032           (2)       1,050            236          (48)
                                          ---------    ---------     --------    ---------      ---------    ---------
     Net gain (loss) on investments ...      21,803       22,193           (6)       1,071            219           68
                                          ---------    ---------     --------    ---------      ---------    ---------
  Reinvested capital gains ............         922            3            7          342             67           66
                                          ---------    ---------     --------    ---------      ---------    ---------
       Net change in contract
          owners' equity resulting
          from operations .............      22,281       22,792           78        1,397            306          151
                                          ---------    ---------     --------    ---------      ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      16,973        1,324         --          1,932          6,636          143
  Transfers between funds .............       9,636      168,936       10,711        1,587           --          1,402
  Surrenders ..........................        (275)        --           --           --             (491)        --
  Death benefits (note 4) .............        --           --           --           --             --           --
  Policy loans (net of repayments)
     (note 5) .........................         870         --           --             (4)           522         (855)
  Deductions for surrender charges
     (note 2d) ........................         (16)        --           --           --              (58)        --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (3,174)        (839)        (358)        (969)          (399)        --
                                          ---------    ---------     --------    ---------      ---------    ---------
       Net equity transactions ........      24,014      169,421       10,353        2,546          6,210          690
                                          ---------    ---------     --------    ---------      ---------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      46,295      192,213       10,431        3,943          6,516          841
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     202,644       10,431         --          7,357            841         --
                                          ---------    ---------     --------    ---------      ---------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 248,939      202,644       10,431       11,300          7,357          841
                                          =========    =========     ========    =========      =========    =========

                                                       FidVIPEI
                                         ------------------------------------
                                             1999         1998          1997
                                           --------    ---------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................       6,187        6,967        6,340
  Mortality and expense charges
     (note 3) .........................      (3,266)      (3,240)      (2,750)
                                           --------    ---------     --------
     Net investment activity ..........       2,921        3,727        3,590
                                           --------    ---------     --------
  Proceeds from mutual fund
     shares sold ......................     150,584      178,067       38,671
  Cost of mutual funds sold ...........    (121,880)    (146,020)     (30,850)
                                           --------    ---------     --------
     Realized gain (loss) on
       investments ....................      28,704       32,047        7,821
  Change in unrealized gain (loss)
     on investments ...................     (24,252)     (19,152)      59,409
                                           --------    ---------     --------
     Net gain (loss) on investments ...       4,452       12,895       67,230
                                           --------    ---------     --------
  Reinvested capital gains ............      13,676       24,794       31,876
                                           --------    ---------     --------
       Net change in contract
          owners'equity resulting
          from operations .............      21,049       41,416      102,696
                                           --------    ---------     --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      38,359       35,661       47,085
  Transfers between funds .............      21,716     (133,030)     129,355
  Surrenders ..........................     (80,650)        (836)        (837)
  Death benefits (note 4) .............        --           --           --
  Policy loans (net of repayments)
     (note 5) .........................       4,749       (2,005)      (1,733)
  Deductions for surrender charges
     (note 2d) ........................      (4,632)         (98)        (186)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (22,823)     (20,482)     (18,859)
                                           --------    ---------     --------
       Net equity transactions ........     (43,281)    (120,790)     154,825
                                           --------    ---------     --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..     (22,232)     (79,374)     257,521
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     417,611      496,985      239,464
                                           --------    ---------     --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..     395,379      417,611      496,985
                                           ========    =========     ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                             FidVIPGr                                    FidVIPHI
                                          ------------------------------------------------------------------------------------------
                                               1999            1998           1997           1999             1998           1997
                                          -----------      ---------      ---------      ---------       ----------      ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $     1,154          2,130          2,197          4,513            4,477          2,716
  Mortality and expense charges
     (note 3) .........................        (6,665)        (3,719)        (2,912)          (504)            (355)          (139)
                                          -----------      ---------      ---------      ---------       ----------      ---------
     Net investment activity ..........        (5,511)        (1,589)          (715)         4,009            4,122          2,577
                                          -----------      ---------      ---------      ---------       ----------      ---------
  Proceeds from mutual fund
     shares sold ......................        79,468         29,372         48,582         13,267           11,788          4,631
  Cost of mutual funds sold ...........       (49,199)       (23,004)       (42,413)       (13,631)         (10,748)        (4,489)
                                          -----------      ---------      ---------      ---------       ----------      ---------
     Realized gain (loss) on
       investments ....................        30,269          6,368          6,169           (364)           1,040            142
  Change in unrealized gain (loss)
     on investments ...................       185,017        107,317         60,938          2,002          (10,637)         4,024
                                          -----------      ---------      ---------      ---------       ----------      ---------
     Net gain (loss) on investments ...       215,286        113,685         67,107          1,638           (9,597)         4,166
                                          -----------      ---------      ---------      ---------       ----------      ---------
  Reinvested capital gains ............        72,571         55,712          9,833            169            2,845            336
                                          -----------      ---------      ---------      ---------       ----------      ---------
       Net change in contract
          owners'equity resulting
          from operations .............       282,346        167,808         76,225          5,816           (2,630)         7,079
                                          -----------      ---------      ---------      ---------       ----------      ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        88,550         60,527         63,266          5,143           11,217          8,521
  Transfers between funds .............       284,745         17,221         (3,635)        48,257           (6,831)        11,758
  Surrenders ..........................       (68,185)       (10,674)        (2,747)             -             (397)           333
  Death benefits (note 4) .............             -              -              -              -                -              -
  Policy loans (net of repayments)
     (note 5) .........................       (15,221)          (194)       (18,648)          (824)            (540)        (3,725)
  Deductions for surrender charges
     (note 2d) ........................        (3,916)        (1,257)          (611)             -              (47)            74
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (44,939)       (23,389)        (9,218)        (3,482)          (3,438)        (3,408)
                                          -----------      ---------      ---------      ---------       ----------      ---------
       Net equity transactions ........       241,034         42,234         28,407         49,094              (36)        13,553
                                          -----------      ---------      ---------      ---------       ----------      ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..       523,380        210,042        104,632         54,910           (2,666)        20,632
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................       626,463        416,421        311,789         55,873           58,539         37,907
                                          -----------      ---------      ---------      ---------       ----------      ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 1,149,843        626,463        416,421        110,783           55,873         58,539
                                          ===========      =========      =========      =========       ==========      =========

                                                              FidVIPOv
                                          ------------------------------------------
                                                 1999           1998           1997
                                             ---------       --------       --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................            343            335            360
  Mortality and expense charges
     (note 3) .........................           (198)          (153)           (61)
                                             ---------       --------       --------
     Net investment activity ..........            145            182            299
                                             ---------       --------       --------
  Proceeds from mutual fund
     shares sold ......................          2,802          1,816          8,615
  Cost of mutual funds sold ...........         (2,437)        (1,637)        (7,746)
                                             ---------       --------       --------
     Realized gain (loss) on
       investments ....................            365            179            869
  Change in unrealized gain (loss)
     on investments ...................          9,665            503           (618)
                                             ---------       --------       --------
     Net gain (loss) on investments ...         10,030            682            251
                                             ---------       --------       --------
  Reinvested capital gains ............            554            987          1,428
                                             ---------       --------       --------
       Net change in contract
          owners'equity resulting
          from operations .............         10,729          1,851          1,978
                                             ---------       --------       --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................          8,077          3,023          3,857
  Transfers between funds .............          6,491          2,264         (5,213)
  Surrenders ..........................         (3,970)             -            (81)
  Death benefits (note 4) .............              -              -              -
  Policy loans (net of repayments)
     (note 5) .........................          1,577         (1,604)        (2,330)
  Deductions for surrender charges
     (note 2d) ........................           (228)             -            (18)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........         (1,270)        (1,083)          (748)
                                             ---------       --------       --------
       Net equity transactions ........         10,677          2,600         (4,533)
                                             ---------       --------       --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..         21,406          4,451         (2,555)
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................         21,834         17,383         19,938
                                             ---------       --------       --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..         43,240         21,834         17,383
                                             =========       ========       ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                         FidVIPAM                               FidVIPCon
                                          -----------------------------------------------------------------------------
                                              1999         1998         1997        1999           1998         1997
                                          ---------     --------    ---------   ----------    ----------    ---------

INVESTMENT ACTIVITY:
  Reinvested dividends ................   $   3,167        4,043        3,614        2,438         2,496        2,011
  Mortality and expense charges
     (note 3) .........................        (810)        (823)        (414)      (4,614)       (2,561)      (1,607)
                                          ---------     --------    ---------   ----------    ----------    ---------
     Net investment activity ..........       2,357        3,220        3,200       (2,176)          (65)         404
                                          ---------     --------    ---------   ----------    ----------    ---------

  Proceeds from mutual fund
     shares sold ......................      20,048       52,116       42,295      143,774        48,520        7,477
  Cost of mutual funds sold ...........     (17,591)     (46,800)     (36,365)     (85,691)      (31,647)      (5,308)
                                          ---------     --------    ---------   ----------    ----------    ---------
     Realized gain (loss) on
       investments ....................       2,457        5,316        5,930       58,083        16,873        2,169
  Change in unrealized gain (loss)
     on investments ...................       1,040       (5,723)       6,372       52,374        77,750       51,877
                                          ---------     --------    ---------   ----------    ----------    ---------
     Net gain (loss) on investments ...       3,497         (407)      12,302      110,457        94,623       54,046
                                          ---------     --------    ---------   ----------    ----------    ---------
  Reinvested capital gains ............       4,012       12,128        9,065       17,876        18,366        5,315
                                          ---------     --------    ---------   ----------    ----------    ---------
       Net change in contract
          owners'equity resulting
          from operations .............       9,866       14,941       24,567      126,157       112,924       59,765
                                          ---------     --------    ---------   ----------    ----------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       2,307        9,641        8,749       35,053        21,970       18,570
  Transfers between funds .............       6,926        1,888       20,102      131,699        22,252      164,277
  Surrenders ..........................    (114,038)          --           --      (74,832)       (3,320)         360
  Death benefits (note 4) .............          --           --           --           --            --           --
  Policy loans (net of repayments)
     (note 5) .........................     104,742      (48,271)     (31,692)     (11,129)       (9,514)      (5,718)
  Deductions for surrender charges
     (note 2d) ........................      (6,549)          --           --       (4,298)         (391)          80
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (4,274)      (3,950)      (3,114)     (15,216)       (7,785)      (2,157)
                                          ---------     --------    ---------   ----------    ----------    ---------
       Net equity transactions ........     (10,886)     (40,692)      (5,955)      61,277        23,212      175,412
                                          ---------     --------    ---------   ----------    ----------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      (1,020)     (25,751)      18,612      187,434       136,136      235,177
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      95,340      121,091      102,479      488,648       352,512      117,335
                                          ---------     --------    ---------   ----------    ----------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $  94,320       95,340      121,091      676,082       488,648      352,512
                                          =========     ========    =========   ==========    ==========    =========

                                                          FidVIPGrOp
                                         -----------------------------------
                                               1999          1998      1997
                                           ---------   ----------   --------

INVESTMENT ACTIVITY:
  Reinvested dividends ................           85            9          -
  Mortality and expense charges
     (note 3) .........................          (84)         (32)         -
                                           ---------   ----------   --------
     Net investment activity ..........            1          (23)         -
                                           ---------   ----------   --------

  Proceeds from mutual fund
     shares sold ......................        6,658          918          -
  Cost of mutual funds sold ...........       (6,020)        (910)         -
                                           ---------   ----------   --------
     Realized gain (loss) on
       investments ....................          638            8          -
  Change in unrealized gain (loss)
     on investments ...................         (381)         909          -
                                           ---------   ----------   --------
     Net gain (loss) on investments ...          257          917          -
                                           ---------   ----------   --------
  Reinvested capital gains ............          160           33          -
                                           ---------   ----------   --------
       Net change in contract
          owners'equity resulting
          from operations .............          418          927          -
                                           ---------   ----------   --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        3,097        3,849          -
  Transfers between funds .............        4,979        4,426          -
  Surrenders ..........................       (3,154)          --          -
  Death benefits (note 4) .............           --           --          -
  Policy loans (net of repayments)
     (note 5) .........................          662         (832)         -
  Deductions for surrender charges
     (note 2d) ........................         (181)          --          -
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (1,003)        (296)         -
                                           ---------   ----------   --------
       Net equity transactions ........        4,400        7,147          -
                                           ---------   ----------   --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        4,818        8,074          -
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................        8,074           --          -
                                           ---------   ----------   --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..       12,892        8,074          -
                                           =========   ==========   ========

                                                                     (Continued)
NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                          MSEmMkt                            NSATCapAp
                                          ---------------------------------------------------------------------------
                                              1999         1998      1997      1999            1998         1997
                                          ----------     ------    ------   ----------     ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $       87          -         -       50,432         56,511        57,171
  Mortality and expense charges
     (note 3) .........................           (3)         -         -      (63,989)       (54,976)      (44,903)
                                          ----------     ------    ------   ----------     ----------    ----------
     Net investment activity ..........           84          -         -      (13,557)         1,535        12,268
                                          ----------     ------    ------   ----------     ----------    ----------
  Proceeds from mutual fund
     shares sold ......................            5          -         -    1,262,611        466,891       227,802
  Cost of mutual funds sold ...........           (5)         -         -     (496,290)      (201,555)     (125,614)
                                          ----------     ------    ------   ----------     ----------    ----------
     Realized gain (loss) on
       investments ....................            -          -         -      766,321        265,336       102,188
  Change in unrealized gain (loss)
     on investments ...................            9          -         -     (967,555)     1,310,092     1,282,125
                                          ----------     ------    ------   ----------     ----------    ----------
     Net gain (loss) on investments ...            9          -         -     (201,234)     1,575,428     1,384,313
                                          ----------     ------    ------   ----------     ----------    ----------
  Reinvested capital gains ............            -          -         -      507,155        221,169       131,565
                                          ----------     ------    ------   ----------     ----------    ----------
       Net change in contract
          owners'equity resulting
          from operations .............           93          -         -      292,364      1,798,132     1,528,146
                                          ----------     ------    ------   ----------     ----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................           75          -         -      916,931        706,503       576,936
  Transfers between funds .............          576          -         -     (311,161)        82,239        35,346
  Surrenders ..........................            -          -         -     (369,726)      (232,748)     (128,728)
  Death benefits (note 4) .............            -          -         -      (10,428)       (52,012)         (324)
  Policy loans (net of repayments)
     (note 5) .........................            -          -         -     (270,092)      (192,222)     (158,076)
  Deductions for surrender charges
     (note 2d) ........................            -          -         -      (21,233)       (27,407)      (28,634)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........          (27)         -         -     (445,597)      (304,373)     (117,273)
                                          ----------     ------    ------   ----------     ----------    ----------
       Net equity transactions ........          624          -         -     (511,306)       (20,020)      179,247
                                          ----------     ------    ------   ----------     ----------    ----------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..          717          -         -     (218,942)     1,778,112     1,707,393
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................            -          -         -    7,989,325      6,211,213     4,503,820
                                          ----------     ------    ------   ----------     ----------    ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $      717          -         -    7,770,383      7,989,325     6,211,213
                                          ==========     ======    ======   ==========     ==========    ==========

                                                          NSATGvtBd
                                          ----------------------------------------
                                               1999          1998           1997
                                            ----------   -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................         97,692        99,695        93,642
  Mortality and expense charges
     (note 3) .........................        (14,494)      (15,337)      (12,402)
                                            ----------   -----------    ----------
     Net investment activity ..........         83,198        84,358        81,240
                                            ----------   -----------    ----------
  Proceeds from mutual fund
     shares sold ......................        520,204       208,750       196,884
  Cost of mutual funds sold ...........       (491,856)     (194,080)     (200,136)
                                            ----------   -----------    ----------
     Realized gain (loss) on
       investments ....................         28,348        14,670        (3,252)
  Change in unrealized gain (loss)
     on investments ...................       (174,887)       29,475        48,181
                                            ----------   -----------    ----------
     Net gain (loss) on investments ...       (146,539)       44,145        44,929
                                            ----------   -----------    ----------
  Reinvested capital gains ............          3,291         9,470             -
                                            ----------   -----------    ----------
       Net change in contract
          owners'equity resulting
          from operations .............        (60,050)      137,973       126,169
                                            ----------   -----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        268,752       575,305       668,858
  Transfers between funds .............       (127,763)      (30,016)      (92,915)
  Surrenders ..........................       (185,683)      (61,261)      (50,560)
  Death benefits (note 4) .............         (2,429)            -          (360)
  Policy loans (net of repayments)
     (note 5) .........................        (11,574)      (17,667)      (41,260)
  Deductions for surrender charges
     (note 2d) ........................        (10,664)       (7,214)      (11,246)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (148,284)     (255,843)     (449,664)
                                            ----------   -----------    ----------
       Net equity transactions ........       (217,645)      203,304        22,853
                                            ----------   -----------    ----------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..       (277,695)      341,277       149,022
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      1,977,998     1,636,721     1,487,699
                                            ----------   -----------    ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..      1,700,303     1,977,998     1,636,721
                                            ==========   ===========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                        NSATMyMkt                               NSATSmCapV
                                          ---------------------------------------------------------------------------
                                             1999          1998         1997          1999          1998      1997
                                          ---------    ---------    ---------    ---------      --------    ------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $   8,900       17,712       18,569            -             -         -
  Mortality and expense charges
     (note 3) .........................      (1,417)      (2,877)      (2,145)         (61)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
     Net investment activity ..........       7,483       14,835       16,424          (61)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
  Proceeds from mutual fund
     shares sold ......................     358,489      213,696      143,558       48,396             -         -
  Cost of mutual funds sold ...........    (358,489)    (213,696)    (143,558)     (48,769)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
     Realized gain (loss) on
       investments ....................           -            -            -         (373)            -         -
  Change in unrealized gain (loss)
     on investments ...................           -            -            -         (441)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
     Net gain (loss) on investments ...           -            -            -         (814)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
  Reinvested capital gains ............           -            -            -        4,831             -         -
                                          ---------    ---------    ---------    ---------      --------    ------
       Net change in contract
          owners'equity resulting
          from operations .............       7,483       14,835       16,424        3,956             -         -
                                          ---------    ---------    ---------    ---------      --------    ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      76,835       17,951      134,226        5,032             -         -
  Transfers between funds .............     208,709        7,464      (45,033)      25,094             -         -
  Surrenders ..........................     (59,742)     (21,098)      (4,916)           -             -         -
  Death benefits (note 4) .............           -            1            -            -             -         -
  Policy loans (net of repayments)
     (note 5) .........................      (9,203)       4,580       (5,585)           -             -         -
  Deductions for surrender charges
     (note 2d) ........................         (35)      (2,484)      (1,093)           -             -         -
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (11,028)     (48,312)    (139,235)        (134)            -         -
                                          ---------    ---------    ---------    ---------      --------    ------
       Net equity transactions ........     205,536      (41,898)     (61,636)      29,992             -         -
                                          ---------    ---------    ---------    ---------      --------    ------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..     213,019      (27,063)     (45,212)      33,948             -         -
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     325,058      352,121      397,333            -             -         -
                                          ---------    ---------    ---------    ---------      --------    ------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 538,077      325,058      352,121       33,948             -         -
                                          =========    =========    =========    =========      ========    ======

                                                          NSATSmCo
                                          -----------------------------------
                                               1999         1998         1997
                                           --------     --------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................           -            -            -
  Mortality and expense charges
     (note 3) .........................        (296)        (390)        (209)
                                           --------     --------    ---------
     Net investment activity ..........        (296)        (390)        (209)
                                           --------     --------    ---------
  Proceeds from mutual fund
     shares sold ......................      16,973       28,399        9,361
  Cost of mutual funds sold ...........     (14,638)     (26,375)      (8,181
                                           --------     --------    ---------
     Realized gain (loss) on
       investments ....................       2,335        2,024        1,180
  Change in unrealized gain (loss)
     on investments ...................      12,177       (4,434)       5,948
                                           --------     --------    ---------
     Net gain (loss) on investments ...      14,512       (2,410)       7,128
                                           --------     --------    ---------
  Reinvested capital gains ............       2,834            -        1,655
                                           --------     --------    ---------
       Net change in contract
          owners'equity resulting
          from operations .............      17,050       (2,800)       8,574
                                           --------     --------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       7,905        7,939       11,847
  Transfers between funds .............       7,081      (17,351)       2,997
  Surrenders ..........................           -       (1,102)         (27)
  Death benefits (note 4) .............           -            -            -
  Policy loans (net of repayments)
     (note 5) .........................        (929)      (2,666)      (2,640)
  Deductions for surrender charges
     (note 2d) ........................           -         (130)          (6)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (2,659)      (2,320)           -
                                           --------     --------    ---------
       Net equity transactions ........      11,398      (15,630)      12,171
                                           --------     --------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      28,448      (18,430)      20,745
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      42,336       60,766       40,021
                                           --------     --------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..      70,784       42,336       60,766
                                           ========     ========    =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, Continued
---------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997


                                                           NSATTotRe                                       NBAMTBal
                                          -----------------------------------------------------------------------------------------
                                                1999          1998           1997           1999              1998           1997
                                          ------------    ----------    ----------      ----------      -----------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    123,483       184,659       221,608          23,703           33,067          22,402
  Mortality and expense charges
     (note 3) .........................       (151,759)     (141,818)     (122,321)        (11,255)         (11,829)        (10,350)
                                          ------------    ----------    ----------      ----------      -----------      ----------
     Net investment activity ..........        (28,276)       42,841        99,287          12,448           21,238          12,052
                                          ------------    ----------    ----------      ----------      -----------      ----------
  Proceeds from mutual fund
     shares sold ......................      2,355,848     1,085,788     1,020,699         219,706          210,279         155,218
  Cost of mutual funds sold ...........     (1,267,480)     (618,881)     (706,961)       (197,111)        (210,334)       (142,708)
                                          ------------    ----------    ----------      ----------      -----------      ----------
     Realized gain (loss) on
       investments ....................      1,088,368       466,907       313,738          22,595              (55)         12,510
  Change in unrealized gain (loss)
     on investments ...................       (633,345)    1,557,136     2,648,777         356,062         (110,079)        139,695
                                          ------------    ----------    ----------      ----------      -----------      ----------
     Net gain (loss) on investments ...        455,023     2,024,043     2,962,515         378,657         (110,134)        152,205
                                          ------------    ----------    ----------      ----------      -----------      ----------
  Reinvested capital gains ............        694,887       738,779       518,789          35,116          232,254          57,499
                                          ------------    ----------    ----------      ----------      -----------      ----------
       Net change in contract
          owners'equity resulting
          from operations .............      1,121,634     2,805,663     3,580,591         426,221          143,358         221,756
                                          ------------    ----------    ----------      ----------      -----------      ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      2,049,001     2,325,426     2,521,846         168,578          200,479         176,325
  Transfers between funds .............       (681,338)      (61,885)     (308,827)       (108,656)         (92,088)        (62,137)
  Surrenders ..........................       (983,114)     (585,152)     (451,045)        (69,176)         (78,898)        (42,668)
  Death benefits (note 4) .............       (125,106)      (62,497)      (27,649)        (25,121)              --              --
  Policy loans (net of repayments)
     (note 5) .........................       (441,403)     (458,542)     (473,902)        (16,492)         (35,809)        (49,326)
  Deductions for surrender charges
     (note 2d) ........................        (56,460)      (68,905)     (100,329)         (3,973)          (9,291)         (9,491)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (1,153,250)   (1,193,693)   (1,217,219)        (91,724)         (75,520)        (49,735)
                                          ------------    ----------    ----------      ----------      -----------      ----------
       Net equity transactions ........     (1,391,670)     (105,248)      (57,125)       (146,564)         (91,127)        (37,032)
                                          ------------    ----------    ----------      ----------      -----------      ----------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..       (270,036)    2,700,415     3,523,466         279,657           52,231         184,724
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     18,984,736    16,284,321    12,760,855       1,441,951        1,389,720       1,204,996
                                          ------------    ----------    ----------      ----------      -----------      ----------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 18,714,700    18,984,736    16,284,321       1,721,608        1,441,951       1,389,720
                                          ============    ==========    ==========      ==========      ===========      ==========

                                                                NBAMTGro
                                          -----------------------------------------------
                                                    1999         1998             1997
                                               ---------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................               --              --              --
  Mortality and expense charges
     (note 3) .........................             (512)           (359)           (295)
                                               ---------       ---------       ---------
     Net investment activity ..........             (512)           (359)           (295)
                                               ---------       ---------       ---------
  Proceeds from mutual fund
     shares sold ......................           10,917          15,315          36,777
  Cost of mutual funds sold ...........          (10,815)        (14,646)        (33,554)
                                               ---------       ---------       ---------
     Realized gain (loss) on
       investments ....................              102             669           3,223
  Change in unrealized gain (loss)
     on investments ...................           30,035          (6,710)          7,904
                                               ---------       ---------       ---------
     Net gain (loss) on investments ...           30,137          (6,041)         11,127
                                               ---------       ---------       ---------
  Reinvested capital gains ............            3,161          15,182           4,858
                                               ---------       ---------       ---------
       Net change in contract
          owners'equity resulting
          from operations .............           32,786           8,782          15,690
                                               ---------       ---------       ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................            9,886          10,274          11,927
  Transfers between funds .............            8,223          (5,544)         (9,110)
  Surrenders ..........................           (3,023)         (9,851)         (2,224)
  Death benefits (note 4) .............               --              --              --
  Policy loans (net of repayments)
     (note 5) .........................             (296)          6,335         (15,013)
  Deductions for surrender charges
     (note 2d) ........................             (174)         (1,160)           (495)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........           (4,673)         (4,235)         (3,519)
                                               ---------       ---------       ---------
       Net equity transactions ........            9,943          (4,181)        (18,434)
                                               ---------       ---------       ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..           42,729           4,601          (2,744)
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................           62,482          57,881          60,625
                                               ---------       ---------       ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..          105,211          62,482          57,881
                                               =========       =========       =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------------
STATEMENTS OF OPERATIONS, Continued
------------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                      NBAMTGuard                           NBAMTLMat
                                            -------------------------------------------------------------------
                                             1999        1998         1997      1999         1998        1997
                                            ------      ------      ------    ------       ------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ................     $   --          --          -        225          645         516
  Mortality and expense charges
     (note 3) .........................         (8)         (1)         -        (31)        (106)       (552)
                                            ------      ------      ------    ------       ------      ------
     Net investment activity ..........         (8)         (1)         -        194          539         (36)
                                            ------      ------      ------    ------       ------      ------
  Proceeds from mutual fund
     shares sold ......................        564         440          -      8,653          915       3,804
  Cost of mutual funds sold ...........       (534)       (435)         -     (8,734)        (957)     (3,809)
                                            ------      ------      ------    ------       ------      ------
     Realized gain (loss) on
       investments ....................         30           5          -        (81)         (42)         (5)
  Change in unrealized gain (loss)
     on investments ...................         66          29          -       (110)        (148)        143
                                            ------      ------      ------    ------       ------      ------
     Net gain (loss) on investments ...         96          34          -       (191)        (190)        138
                                            ------      ------      ------    ------       ------      ------
  Reinvested capital gains ............         --          --          -         --           --          --
                                            ------      ------      ------    ------       ------      ------
       Net change in contract
          owners'equity resulting
          from operations .............         88          33          -          3          349         102
                                            ------      ------      ------    ------       ------      ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        213          56          -      1,410        1,277       2,269
  Transfers between funds .............        533         432          -         --           --      (2,841)
  Surrenders ..........................         --          --          -         --           --          --
  Death benefits (note 4) .............         --          --          -         --           --          --
  Policy loans (net of repayments)
     (note 5) .........................         --          --          -     (7,950)           3        (613)
  Deductions for surrender charges
     (note 2d) ........................         --          --          -         --           --          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (40)         (9)         -       (629)        (425)         --
                                            ------      ------      ------    ------       ------      ------
       Net equity transactions ........        706         479          -     (7,169)         855      (1,185)
                                            ------      ------      ------    ------       ------      ------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        794         512          -     (7,166)       1,204      (1,083)
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................        512          --          -     11,220       10,016      11,099
                                            ------      ------      ------    ------       ------      ------
CONTRACT OWNERS'EQUITY END OF PERIOD ..     $1,306         512          -      4,054       11,220      10,016
                                            ======      ======      ======    ======       ======      ======

                                                          NBAMTPart
                                            ----------------------------------
                                                 1999        1998         1997
                                              --------     -------      ------
INVESTMENT ACTIVITY:
  Reinvested dividends ................          1,540         542         209
  Mortality and expense charges
     (note 3) .........................         (1,105)       (807)       (364)
                                              --------     -------      ------
     Net investment activity ..........            435        (265)       (155)
                                              --------     -------      ------
  Proceeds from mutual fund
     shares sold ......................        125,097      69,018       4,174
  Cost of mutual funds sold ...........       (122,708)    (55,703)     (2,766)
                                              --------     -------      ------
     Realized gain (loss) on
       investments ....................          2,389      13,315       1,408
  Change in unrealized gain (loss)
     on investments ...................          1,608     (27,406)     20,920
                                              --------     -------      ------
     Net gain (loss) on investments ...          3,997     (14,091)     22,328
                                              --------     -------      ------
  Reinvested capital gains ............          2,679      17,062       3,214
                                              --------     -------      ------
       Net change in contract
          owners'equity resulting
          from operations .............          7,111       2,706      25,387
                                              --------     -------      ------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................         20,665      19,544      13,757
  Transfers between funds .............         54,078       3,492      40,368
  Surrenders ..........................        (75,056)    (11,127)        (29)
  Death benefits (note 4) .............             --          --          --
  Policy loans (net of repayments)
     (note 5) .........................          5,523     (12,996)      1,787
  Deductions for surrender charges
     (note 2d) ........................         (4,310)     (1,310)         (6)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........         (8,442)     (5,165)     (1,852)
                                              --------     -------      ------
       Net equity transactions ........         (7,542)     (7,562)     54,025
                                              --------     -------      ------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..           (431)     (4,856)     79,412
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................        129,095     133,951      54,539
                                              --------     -------      ------
CONTRACT OWNERS'EQUITY END OF PERIOD ..        128,664     129,095     133,951
                                              ========     =======     =======

                                                                     (Continued)
NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
------------------------------------------
STATEMENTS OF OPERATIONS, Continued
------------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                        OppBdFd                             OppGISec
                                          ----------------------------------------------------------------------
                                             1999         1998        1997       1999         1998        1997
                                          --------     -------     -------    -------    ---------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    538          70         301         715        1,229         476
  Mortality and expense charges
     (note 3) .........................        (80)       (102)         (7)       (674)        (386)       (139)
                                          --------     -------     -------    --------   ----------   ---------
     Net investment activity ..........        458         (32)        294          41          843         337
                                          --------     -------     -------    --------   ----------   ---------
  Proceeds from mutual fund
     shares sold ......................      8,599         805       5,913      13,022       10,115       1,007
  Cost of mutual funds sold ...........     (8,981)       (774)     (5,797)     (9,369)      (7,187)       (783)
                                          --------     -------     -------    --------   ----------   ---------
     Realized gain (loss) on
       investments ....................       (382)         31         116       3,653        2,928         224
  Change in unrealized gain (loss)
     on investments ...................       (454)        242         (18)     48,273         (402)      7,389
                                          --------     -------     -------    --------   ----------   ---------
     Net gain (loss) on investments ...       (836)        273          98      51,926        2,526       7,613
                                          --------     -------     -------    --------   ----------   ---------
  Reinvested capital gains ............         52          63          17       2,005        4,626          --
                                          --------     -------     -------    --------   ----------   ---------
       Net change in contract
          owners'equity resulting
          from operations .............       (326)        304         409      53,972        7,995       7,950
                                          --------     -------     -------    --------   ----------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      2,690          13         762       6,214        9,045      11,574
  Transfers between funds .............     (7,281)      7,798      (6,410)     75,115        2,264      15,543
  Surrenders ..........................         --          --         (75)     (3,066)      (3,712)        (39)
  Death benefits (note 4) .............         --          --          --          --           --          --
  Policy loans (net of repayments)
     (note 5) .........................       (122)       (277)      1,767      (7,839)        (727)       (172)
  Deductions for surrender charges
     (note 2d) ........................         --          --         (17)       (176)        (437)         (9)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........     (1,551)       (680)       (313)     (3,174)      (2,073)     (1,248)
                                          --------     -------     -------    --------   ----------   ---------
       Net equity transactions ........     (6,264)      6,854      (4,286)     67,074        4,360      25,649
                                          --------     -------     -------    --------   ----------   ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..     (6,590)      7,158      (3,877)    121,046       12,355      33,599
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     11,242       4,084       7,961      68,885       56,530      22,931
                                          --------     -------     -------    --------   ----------   ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $  4,652      11,242       4,084     189,931       68,885      56,530
                                          ========     =======     =======    ========   ==========   =========

                                                          OppGro
                                          -----------------------------------
                                                1999        1998         1997
                                            --------    --------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................            45          23          --
  Mortality and expense charges
     (note 3) .........................          (193)        (36)         --
                                            ---------   ---------    --------
     Net investment activity ..........          (148)        (13)         --
                                            ---------   ---------    --------
  Proceeds from mutual fund
     shares sold ......................         3,428       1,325          --
  Cost of mutual funds sold ...........        (2,902)     (1,165)         --
                                            ---------   ---------    --------
     Realized gain (loss) on
       investments ....................           526         160          --
  Change in unrealized gain (loss)
     on investments ...................        11,947         546          --
                                            ---------   ---------    --------
     Net gain (loss) on investments ...        12,473         706          --
                                            ---------   ---------    --------
  Reinvested capital gains ............           490         280          --
                                            ---------   ---------    --------
       Net change in contract
          owners'equity resulting
          from operations .............        12,815         973          --
                                            ---------   ---------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................         2,995       4,311          75
  Transfers between funds .............        62,023       4,149         427
  Surrenders ..........................            --          --          --
  Death benefits (note 4) .............            --          --          --
  Policy loans (net of repayments)
     (note 5) .........................           (68)         --          --
  Deductions for surrender charges
     (note 2d) ........................            --          --          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (1,376)       (369)         --
                                            ---------   ---------    --------
       Net equity transactions ........        63,574       8,091         502
                                            ---------   ---------    --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        76,389       9,064         502
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................         9,566         502          --
                                            ---------   ---------    --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..        85,955       9,566         502
                                            =========   =========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                       OppMult                               StOpp2
                                          -----------------------------------------------------------------------
                                             1999        1998         1997      1999         1998        1997
                                          --------    --------    --------   -------     ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    317          74         226          --          314         342
  Mortality and expense charges
     (note 3) .........................        (78)        (47)         (5)     (1,191)        (870)       (480)
                                          --------    --------    --------   ---------   ----------   ---------
     Net investment activity ..........        239          27         221      (1,191)        (556)       (138)
                                          --------    --------    --------   ---------   ----------   ---------
  Proceeds from mutual fund
     shares sold ......................        177          --          32      72,761       18,389       6,165
  Cost of mutual funds sold ...........       (151)         --         (30)    (58,513)     (13,936)     (4,969)
                                          --------    --------    --------   ---------   ----------   ---------
     Realized gain (loss) on
       investments ....................         26          --           2      14,248        4,453       1,196
  Change in unrealized gain (loss)
     on investments ...................        307          36         484      14,865       (4,471)     11,339
                                          --------    --------    --------   ---------   ----------   ---------
     Net gain (loss) on investments ...        333          36         486      29,113          (18)     12,535
                                          --------    --------    --------   ---------   ----------   ---------
  Reinvested capital gains ............        458         431         159      15,628       16,130       7,197
                                          --------    --------    --------   ---------   ----------   ---------
       Net change in contract
          owners'equity resulting
          from operations .............      1,030         494         866      43,550       15,556      19,594
                                          --------    --------    --------   ---------   ----------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................      1,546       1,130         670      16,088       14,991      20,886
  Transfers between funds .............         --          --       1,962     (17,922)       7,055      20,468
  Surrenders ..........................         --          --          --      (3,157)      (5,800)     (1,798)
  Death benefits (note 4) .............         --          --          --          --           --          --
  Policy loans (net of repayments)
     (note 5) .........................         --          --          --        (867)      (4,632)     (2,348)
  Deductions for surrender charges
     (note 2d) ........................         --          --          --        (181)        (683)       (400)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (619)       (404)         --      (9,022)      (5,924)       (475)
                                          --------    --------    --------   ---------   ----------   ---------
       Net equity transactions ........        927         726       2,632     (15,061)       5,007      36,333
                                          --------    --------    --------   ---------   ----------   ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      1,957       1,220       3,498      28,489       20,563      55,927
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      8,942       7,722       4,224     135,650      115,087      59,160
                                          --------    --------    --------   ---------   ----------   ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 10,899       8,942       7,722     164,139      135,650     115,087
                                          ========    ========    ========   =========   ==========   =========

                                                        StDisc2
                                          -----------------------------------
                                               1999      1998         1997
                                           ---------   --------     --------
INVESTMENT ACTIVITY:
  Reinvested dividends ................           --          --          --
  Mortality and expense charges
     (note 3) .........................         (174)       (190)        (67)
                                           ---------   ---------    --------
     Net investment activity ..........         (174)       (190)        (67)
                                           ---------   ---------    --------
  Proceeds from mutual fund
     shares sold ......................        5,036      20,350       5,639
  Cost of mutual funds sold ...........       (5,748)    (19,537)     (6,370)
                                           ---------   ---------    --------
     Realized gain (loss) on
       investments ....................         (712)        813        (731)
  Change in unrealized gain (loss)
     on investments ...................         (845)     (1,342)      3,473
                                           ---------   ---------    --------
     Net gain (loss) on investments ...       (1,557)       (529)      2,742
                                           ---------   ---------    --------
  Reinvested capital gains ............        3,517         367          --
                                           ---------   ---------    --------
       Net change in contract
          owners'equity resulting
          from operations .............        1,786        (352)      2,675
                                           ---------   ---------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................        2,606       6,563       4,874
  Transfers between funds .............        3,108     (16,445)      9,677
  Surrenders ..........................           --      (1,636)        (98)
  Death benefits (note 4) .............           --          --          --
  Policy loans (net of repayments)
     (note 5) .........................        1,246        (245)       (290)
  Deductions for surrender charges
     (note 2d) ........................           --        (193)        (22)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........       (1,182)       (918)       (438)
                                           ---------   ---------    --------
       Net equity transactions ........        5,778     (12,874)     13,703
                                           ---------   ---------    --------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        7,564     (13,226)     16,378
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................       18,874      32,100      15,722
                                           ---------   ---------    --------
CONTRACT OWNERS'EQUITY END OF PERIOD ..       26,438      18,874      32,100
                                           =========   =========    ========

                                                                     (Continued)
NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
-----------------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                         StIntStk2                                 VEWrldBd
                                          ------------------------------------------------------------------------------
                                              1999         1998         1997          1999           1998         1997
                                          ---------     --------     --------    ---------       --------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $      29          149          238           68             15           55
  Mortality and expense charges
     (note 3) .........................        (205)      (1,320)         (24)         (14)           (31)          (1)
                                          ---------     --------     --------    ---------       --------    ---------
     Net investment activity ..........        (176)      (1,171)         214           54            (16)          54
                                          ---------     --------     --------    ---------       --------    ---------
  Proceeds from mutual fund
     shares sold ......................       7,009        1,066        2,020           66            129          197
  Cost of mutual funds sold ...........      (8,522)      (1,378)      (2,347)         (67)          (128)        (205)
                                          ---------     --------     --------    ---------       --------    ---------
     Realized gain (loss) on
       investments ....................      (1,513)        (312)        (327)          (1)             1           (8)
  Change in unrealized gain (loss)
     on investments ...................      37,384         (546)      (2,400)        (236)           184          (12)
                                          ---------     --------     --------    ---------       --------    ---------
     Net gain (loss) on investments ...      35,871         (858)      (2,727)        (237)           185          (20)
                                          ---------     --------     --------    ---------       --------    ---------
  Reinvested capital gains ............          --           --          356           30             --           --
                                          ---------     --------     --------    ---------       --------    ---------
       Net change in contract
          owners'equity resulting
          from operations .............      35,695       (2,029)      (2,157)        (153)           169           34
                                          ---------     --------     --------    ---------       --------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       1,572        3,584        2,885          371            204          170
  Transfers between funds .............      59,883           --       (1,813)          --             --           --
  Surrenders ..........................          --         (344)          --           --             --           --
  Death benefits (note 4) .............          --           --           --           --             --           --
  Policy loans (net of repayments)
     (note 5) .........................      (6,007)          --           --           --             --           --
  Deductions for surrender charges
     (note 2d) ........................          --          (40)          --           --             --           --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........        (955)        (601)        (341)        (314)          (199)        (300)
                                          ---------     --------     --------    ---------       --------    ---------
       Net equity transactions ........      54,493        2,599          731           57              5         (130)
                                          ---------     --------     --------    ---------       --------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      90,188          570       (1,426)         (96)           174          (96)
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      12,426       11,856       13,282        1,776          1,602        1,698
                                          ---------     --------     --------    ---------       --------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 102,614       12,426       11,856        1,680          1,776        1,602
                                          =========     ========     ========    =========       ========    =========

                                                          VEWrldEMkt
                                          -------------------------------------
                                                 1999         1998         1997
                                            ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................            --           48            1
  Mortality and expense charges
     (note 3) .........................           (68)         (23)          (1)
                                            ---------    ---------    ---------
     Net investment activity ..........           (68)          25           --
                                            ---------    ---------    ---------
  Proceeds from mutual fund
     shares sold ......................         1,781        2,898        1,348
  Cost of mutual funds sold ...........        (2,591)      (4,179)      (1,356)
                                            ---------    ---------    ---------
     Realized gain (loss) on
       investments ....................          (810)      (1,281)          (8)
  Change in unrealized gain (loss)
     on investments ...................         9,694       (1,171)      (2,290)
                                            ---------    ---------    ---------
     Net gain (loss) on investments ...         8,884       (2,452)      (2,298)
                                            ---------    ---------    ---------
  Reinvested capital gains ............            --           43           --
                                            ---------    ---------    ---------
       Net change in contract
          owners'equity resulting
          from operations .............         8,816       (2,384)      (2,298)
                                            ---------    ---------    ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................           863          218           35
  Transfers between funds .............        12,547           (1)      11,824
  Surrenders ..........................            --         (248)          --
  Death benefits (note 4) .............            --           --           --
  Policy loans (net of repayments)
     (note 5) .........................          (188)         537         (793)
  Deductions for surrender charges
     (note 2d) ........................            --          (29)          --
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........          (349)      (2,697)          --
                                            ---------    ---------    ---------
       Net equity transactions ........        12,873       (2,220)      11,066
                                            ---------    ---------    ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..        21,689       (4,604)       8,768
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................         4,164        8,768           --
                                            ---------    ---------    ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..        25,853        4,164        8,768
                                            =========    =========    =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS'EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, Continued
----------------------------------------
YEARS ENDED DECEMBER 31, 1999, 1998 AND 1997

                                                           VEWrldHAs                  VKMSRESec
                                          ---------------------------------------------------------------
                                            1999        1998      1997       1999       1998        1997
                                          -------    -------   --------  ---------  ---------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................   $    83         51        360      1,317         38        550
  Mortality and expense charges
     (note 3) .........................       (44)      (140)       (33)      (136)      (166)       (43)
                                          -------    -------   --------  ---------  ---------  ---------
     Net investment activity ..........        39        (89)       327      1,181       (128)       507
                                          -------    -------   --------  ---------  ---------  ---------
  Proceeds from mutual fund
     shares sold ......................     3,182      8,612     17,573     12,172     11,641      9,603
  Cost of mutual funds sold ...........    (5,395)    (9,488)   (18,952)   (15,219)   (12,855)    (7,795)
                                          -------    -------   --------  ---------  ---------  ---------
     Realized gain (loss) on
       investments ....................    (2,213)      (876)    (1,379)    (3,047)    (1,214)     1,808
  Change in unrealized gain (loss)
     on investments ...................     3,275     (3,152)      (566)     1,207     (3,184)      (426)
                                          -------    -------   --------  ---------  ---------  ---------
     Net gain (loss) on investments ...     1,062     (4,028)    (1,945)    (1,840)    (4,398)     1,382
                                          -------    -------   --------  ---------  ---------  ---------
  Reinvested capital gains ............        --      1,261        487         --        378      1,812
                                          -------    -------   --------  ---------  ---------  ---------
       Net change in contract
          owners'equity resulting
          from operations .............     1,101     (2,856)    (1,131)      (659)    (4,148)     3,701
                                          -------    -------   --------  ---------  ---------  ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................     1,211      1,314        151      3,249      3,108      4,935
  Transfers between funds .............      (696)    (6,736)    12,753     (8,997)     8,994      9,274
  Surrenders ..........................        --       (232)   (12,552)       (45)    (2,261)       (27)
  Death benefits (note 4) .............        --         --         --         --         --         --
  Policy loans (net of repayments)
     (note 5) .........................      (612)    (1,534)       796       (283)    (4,523)    (1,533)
  Deductions for surrender charges
     (note 2d) ........................        --        (27)    (2,792)        (3)      (266)        (6)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (788)      (579)      (521)    (1,059)    (1,008)        11
                                          -------    -------   --------  ---------  ---------  ---------
       Net equity transactions ........      (885)    (7,794)    (2,165)    (7,138)     4,044     12,654
                                          -------    -------   --------  ---------  ---------  ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..       216    (10,650)    (3,296)    (7,797)      (104)    16,355
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................     5,472     16,122     19,418     20,855     20,959      4,604
                                          -------    -------   --------  ---------  ---------  ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..   $ 5,688      5,472     16,122     13,058     20,855     20,959
                                          =======    =======   ========  =========  =========  =========

                                                     WPIntEq
                                         --------------------------------
                                              1999        1998       1997
                                          ---------  ---------  ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ................         317        156        192
  Mortality and expense charges
     (note 3) .........................        (193)      (169)       (70)
                                          ---------  ---------  ---------
     Net investment activity ..........         124        (13)       122
                                          ---------  ---------  ---------
  Proceeds from mutual fund
     shares sold ......................      10,078      5,243      7,011
  Cost of mutual funds sold ...........     (10,221)    (5,782)    (6,378)
                                          ---------  ---------  ---------
     Realized gain (loss) on
       investments ....................        (143)      (539)       633
  Change in unrealized gain (loss)
     on investments ...................      12,211      1,522     (3,096)
                                          ---------  ---------  ---------
     Net gain (loss) on investments ...      12,068        983     (2,463)
                                          ---------  ---------  ---------
  Reinvested capital gains ............          --         --      1,329
                                          ---------  ---------  ---------
       Net change in contract
          owners'equity resulting
          from operations .............      12,192        970     (1,012)
                                          ---------  ---------  ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................       7,449      7,022      6,856
  Transfers between funds .............       4,634     (4,285)     3,823
  Surrenders ..........................          --         --     (1,349)
  Death benefits (note 4) .............          --         --         --
  Policy loans (net of repayments)
     (note 5) .........................      (9,355)       (94)    (3,408)
  Deductions for surrender charges
     (note 2d) ........................          --         --       (300)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........      (1,884)    (1,109)        --
                                          ---------  ---------  ---------
       Net equity transactions ........         844      1,534      5,622
                                          ---------  ---------  ---------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..      13,036      2,504      4,610
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................      26,587     24,083     19,473
                                          ---------  ---------  ---------
CONTRACT OWNERS'EQUITY END OF PERIOD ..      39,623     26,587     24,083
                                          =========  =========  =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------
STATEMENTS OF OPERATIONS, Continued
-----------------------------------
YEARS ENDED DECEMBER 31,1999,1998 AND 1997

                                                            WPPVenCap                          WPSmCoGr
                                               --------------------------------------------------------------------
                                                1999          1998    1997         1999          1998          1997
                                               -----          ----    ----      -------       -------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ................        $  --            --       -           --            --            --
  Mortality and expense charges
     (note 3) .........................           (9)           (5)      -         (227)         (249)         (212)
                                               -----          ----    ----      -------       -------       -------
     Net investment activity ..........           (9)           (5)      -         (227)         (249)         (212)
                                               -----          ----    ----      -------       -------       -------
  Proceeds from mutual fund
     shares sold ......................           26            --       -       18,125        19,636        20,824
  Cost of mutual funds sold ...........          (19)           --       -      (16,383)      (14,863)      (15,610)
                                               -----          ----    ----      -------       -------       -------
     Realized gain (loss) on
       investments ....................            7            --       -        1,742         4,773         5,214
  Change in unrealized gain (loss)
     on investments ...................          652            96       -       14,260        (5,217)        2,827
                                               -----          ----    ----      -------       -------       -------
     Net gain (loss) on investments ...          659            96       -       16,002          (444)        8,041
                                               -----          ----    ----      -------       -------       -------
  Reinvested capital gains ............           --            --       -        1,415            --            --
                                               -----          ----    ----      -------       -------       -------
       Net change in contract
          owners'equity resulting
          from operations .............          650            91       -       17,190          (693)        7,829
                                               -----          ----    ----      -------       -------       -------
EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ..................          114           908       -        3,779         4,229         8,281
  Transfers between funds .............           --            --       -       (1,711)      (15,770)       (7,578)
  Surrenders ..........................           --            --       -         (795)         (279)       (5,302)
  Death benefits (note 4) .............           --            --       -           --            --            --
  Policy loans (net of repayments)
     (note 5) .........................           --            --       -       (2,822)         (262)       (1,352)
  Deductions for surrender charges
     (note 2d) ........................           --            --       -          (46)          (33)       (1,179)
   Redemptions to pay cost of insurance
     charges and administration
     charges (notes 2b and 2c) ........          (38)          (21)      -       (2,610)       (2,146)           (5)
                                               -----          ----    ----      -------       -------       -------
       Net equity transactions ........           76           887       -       (4,205)      (14,261)       (7,135)
                                               -----          ----    ----      -------       -------       -------
NET CHANGE IN CONTRACT OWNERS'EQUITY ..          726           978       -       12,985       (14,954)          694
CONTRACT OWNERS'EQUITY
  BEGINNING OF PERIOD .................          978            --       -       39,373        54,327        53,633
                                               -----          ----    ----      -------       -------       -------
CONTRACT OWNERS'EQUITY END OF PERIOD ..      $ 1,704           978       -       52,358        39,373        54,327
                                               =====          ====    ====      =======       =======       =======

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1999, 1998 AND 1997



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Portfolios of the American Century Variable Portfolios, Inc. (American
            Century VP); American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp) American Century VP - American Century VP Income & Growth (ACVPIncGr) American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
            Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

         Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)


                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                   NOTES TO FINANCIAL STATEMENTS, CONTINUED

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - Money Market Fund (NSATMyMkt) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT
            - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT
            - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer VAF - Bond Fund (OppBdFd) Oppenheimer VAF - Global Securities Fund (OppGlSec) Oppenheimer VAF - Growth Fund (OppGro) Oppenheimer VAF - Multiple Strategies Fund (OppMult)

         Strong Opportunity Fund II, Inc. (StOpp2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT); Van Eck
            WIT - Worldwide Bond Fund (VEWrldBd) Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

         Portfolio of the Van Kampen Life Investment Trust (Van Kampen LIT);
            Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

         Portfolios of the Warburg Pincus Trust;
            Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. These charges are assessed against each contract by liquidating units.



                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                   NOTES TO FINANCIAL STATEMENTS,CONTINUED

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY
    The following is a summary of contract owners' equity at December 31, 1999.


                                                                                                        ANNUAL
     Contract owners' equity represented by:                 UNITS        UNIT VALUE                    RETURN*
                                                           --------       ----------                    --------

     American Century VP -
      American Century VP Advantage.......................    22,653       $ 21.052310   $  476,898           14%

     American Century VP -
      American Century VP Balanced........................       974         21.094348       20,546            9%

     American Century VP -
      American Century VP Capital Appreciation............     3,518         23.303640       81,982           63%

     American Century VP -
      American Century VP Income Growth...................     1,877         12.717991       23,872           17%

     American Century VP -
      American Century VP International...................     1,038         26.831062       27,851           63%

     American Century VP -
      American Century VP Value...........................       590         12.975752        7,656           (2)%

     The Dreyfus Socially Responsible
      Growth Fund, Inc....................................     4,918         36.549891      179,752           29%

     Dreyfus Stock Index Fund.............................    20,349         33.609618      683,922           20%

     Dreyfus VIF - Capital Appreciation Portfolio.........    17,060         14.591996      248,939           11%

     Dreyfus VIF - Growth and Income Portfolio............       763         14.810164       11,300           16%

     Fidelity VIP - Equity-Income Portfolio...............    10,575         37.388084      395,379            5%

     Fidelity VIP - Growth Portfolio......................    20,570         55.899014    1,149,843           36%

     Fidelity VIP - High Income Portfolio.................     3,951         28.039263      110,783            7%

     Fidelity VIP - Overseas Portfolio....................     1,611         26.840170       43,240           41%

     Fidelity VIP-II - Asset Manager Portfolio............     3,448         27.355020       94,320           10%

     Fidelity VIP-II - Contrafund Portfolio...............    25,860         26.143948      676,082           23%

     Fidelity VIP-III - Growth Opportunities Portfolio....       920         14.012663       12,892            3%

     Morgan Stanley -
      Emerging Markets Debt Portfolio.....................        80          8.967304          717           28%

     Nationwide SAT - Capital Appreciation Fund...........   237,180         32.761545    7,770,383            3%

     Nationwide SAT - Government Bond Fund................    97,069         17.516435    1,700,303           (3)%

     Nationwide SAT - Money Market Fund...................    38,841         13.853330      538,077            4%

     Nationwide SAT - Small Cap Value Fund................     3,128         10.852975       33,948           27%

     Nationwide SAT - Small Company Fund..................     3,052         23.192622       70,784           43%

     Nationwide SAT - Total Return Fund...................   533,407         35.085217   18,714,700            6%



                                                                     (Continued)

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                                                                        ANNUAL
                                                             UNITS        UNIT VALUE                    RETURN*
                                                           --------       ----------                    --------
     Neuberger & Berman AMT -
      Balanced Portfolio..............................        65,636         26.229633    1,721,608           33%

     Neuberger & Berman AMT -
      Growth Portfolio................................         2,782         37.818375      105,211           49%

     Neuberger & Berman AMT -
      Guardian Portfolio..............................           123         10.619652        1,306           14%

     Neuberger & Berman AMT -
      Limited Maturity Bond Portfolio.................           271         14.959827        4,054            1%

     Neuberger & Berman AMT -
      Partners Portfolio..............................         5,137         25.046437      128,664            7%

     Oppenheimer VAF - Bond Fund......................           263         17.686402        4,652           (2)%

     Oppenheimer VAF - Global Securities Fund.........         6,515         29.152831      189,931           57%

     Oppenheimer VAF - Growth Fund....................         4,757         18.069110       85,955           41%

     Oppenheimer VAF - Multiple Strategies Fund.......           433         25.171538       10,899           11%

     Strong Opportunity Fund II, Inc..................         4,055         40.478200      164,139           34%

     Strong VIF - Strong Discovery Fund II............         1,306         20.243703       26,438            4%

     Strong VIF - Strong International Stock Fund II..         6,083         16.868902      102,614           86%

     Van Eck WIT - Worldwide Bond Fund................           120         14.003753        1,680           (9)%

     Van Eck WIT -
      Worldwide Emerging Markets Fund.................         2,253         11.474995       25,853           99%

     Van Eck WIT - Worldwide Hard Assets Fund.........           388         14.660557        5,688           20%

     Van Kampen LIT - Morgan Stanley
      Real Estate Securities Portfolio................           857         15.237208       13,058           (4)%

     Warburg Pincus Trust -
      International Equity Portfolio..................         2,203         17.985801       39,623           52%

     Warburg Pincus Trust -
      Post Venture Capital Portfolio..................            87         19.586645        1,704           62%

     Warburg Pincus Trust -
      Small Company Growth Portfolio..................         2,005         26.113570       52,358           68%
                                                             =======         =========   ----------
                                                                                       $ 35,759,604
                                                                                       ============


 *The annual return does not include contract charges satisfied by surrendering units.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to Form S-6 Registration Statement comprises the following papers and documents:

The facing sheet,

Cross-reference to items required by Form N-8B-2,

The prospectus consisting of 116 pages,

Representations and Undertakings

Independent Auditors' Consent

Signatures.

The following exhibits required by Forms N-8B-2 and S-6:


1,   Power of Attorney dated July 26, 2000.                      Attached hereto.


2,   Resolution   of  the   Depositor's   Board   of   Directors Included  with the  Registration  Statement  on Form
     authorizing the establishment of the Registrant, adopted    S-6 for the Nationwide VLI Separate  Account-3 (File
                                                                 No,  33-44789)  and  hereby  incorporated  herein by
                                                                 reference.


3,   Distribution Contracts                                      Included  with the  Registration  Statement on Form
                                                                 S-6 for the Nationwide VLI Separate Account-3 (File
                                                                 No,  33-44789)  and hereby  incorporated  herein by
                                                                 reference.


4,   Form of Security                                            Included  with the  Registration  Statement  on Form
                                                                 S-6 for the Nationwide VLI Separate  Account-3 (File
                                                                 No,  33-44789)  and  hereby  incorporated  herein by
                                                                 reference.

5,   Articles of Incorporation of Depositor                      Included  with the  Registration  Statement  on Form
                                                                 N-8B-2 for the  Nationwide  VLI Separate  Account-3,
                                                                 and hereby incorporated herein by reference.

6,   Application form of Security                                Included  with the  Registration  Statement  on Form
                                                                 S-6 for the Nationwide VLI Separate  Account-3 (File
                                                                 No,  33-44789)  and  hereby  incorporated  herein by
                                                                 reference.

7,   Opinion of Counsel                                          Included  with the  Registration  Statement  on Form
                                                                 S-6 for the Nationwide VLI Separate  Account-3 (File
                                                                 No,  33-44789)  and  hereby  incorporated  herein by
                                                                 reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Nationwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission ("SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide VLI Separate Account-3:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.



                                                                        KPMG LLP



Columbus, Ohio
April 28, 2000

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-3, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 13 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 20th day of September, 2000.


                                                                  NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                    -----------------------------------------------------------------
                                                                           (Registrant)
(Seal)                                                             NATIONWIDE LIFE INSURANCE COMPANY
                                                    -----------------------------------------------------------------
Attest:                                                                      (Depositor)


By:          /s/ GLENN W. SODEN                      By:                     /s/ STEVEN R. SAVINI
----------------------------------------------       ----------------------------------------------------------------
                  Glenn W. Soden                                               Steven R. Savini
                Assistant Secretary                                         Director of Compliance


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 has been signed below by the following persons in the capacities indicated on the 20th day of September, 2000.


               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
----------------------------------------
A. I. Bell

NANCY C. BREIT                                         Director
----------------------------------------
Nancy C. Breit

KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
----------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
----------------------------------------
Fred C. Finney

JOSEPH J. GASPER                             President and Chief Operating
----------------------------------------         Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                               Chief Executive Officer Elect
----------------------------------------             and Director
W.G. Jurgensen

DIMON R. MCFERSON                            Chairman and Chief Executive
----------------------------------------         Officer and Director
Dimon R. McFerson

DAVID O. MILLER                                Chairman of the Board and
----------------------------------------               Director
David O. Miller

YVONNE L. MONTGOMERY                                   Director
----------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                          Executive Vice President and Chief
----------------------------------------           Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
----------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director
----------------------------------------
James F. Patterson

ARDEN L. SHISLER                                       Director                         By /s/ STEVEN SAVINI
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                            Steven Savini

ROBERT L. STEWART                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart